Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

July 31, 2021

ZAP-QTLY-0921
1.9881628.104

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	773	$45,081
ATN International, Inc.	748	32,201
Bandwidth, Inc. (a)	1,628	211,086
Cincinnati Bell, Inc. (a)	3,439	52,754
Cogent Communications Group, Inc.	3,018	234,227
Consolidated Communications Holdings, Inc. (a)	5,059	38,904
Globalstar, Inc. (a)	43,013	59,358
IDT Corp. Class B (a)	1,427	71,065
Iridium Communications, Inc. (a)	8,492	358,617
Liberty Latin America Ltd.:
Class A (a)	2,833	38,670
Class C (a)	11,273	155,906
Ooma, Inc. (a)	1,578	29,272
ORBCOMM, Inc. (a)	5,254	59,318
Radius Global Infrastructure, Inc. (a)	3,062	46,940
		1,433,399
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (a)(b)	28,844	1,067,769
Chicken Soup For The Soul Entertainment, Inc. (a)	818	29,350
Cinemark Holdings, Inc. (a)	7,578	117,686
CuriosityStream, Inc. Class A (a)(b)	1,910	20,991
Eros International PLC (a)	22,385	24,400
IMAX Corp. (a)	3,455	55,764
Lions Gate Entertainment Corp.:
Class A (a)	5,962	89,609
Class B (a)	6,169	82,418
LiveXLive Media, Inc. (a)	3,887	13,760
Madison Square Garden Entertainment Corp. (a)	1,665	116,483
Marcus Corp. (a)	1,547	24,860
		1,643,090
Interactive Media & Services - 0.5%
CarGurus, Inc. Class A (a)	6,634	189,732
Cars.com, Inc. (a)	4,846	58,540
Eventbrite, Inc. (a)	5,356	95,176
EverQuote, Inc. Class A (a)	1,315	39,687
fuboTV, Inc. (a)(b)	9,339	243,188
Liberty TripAdvisor Holdings, Inc. (a)	5,068	21,184
MediaAlpha, Inc. Class A	1,471	49,131
QuinStreet, Inc. (a)	3,456	63,383
TrueCar, Inc. (a)	6,869	36,131
Yelp, Inc. (a)	5,148	192,535
		988,687
Media - 1.2%
Advantage Solutions, Inc. Class A (a)	5,517	53,956
AMC Networks, Inc. Class A (a)	2,067	103,433
Audacy, Inc. Class A (a)	8,364	29,859
Boston Omaha Corp. (a)	1,261	41,247
Cardlytics, Inc. (a)	2,277	286,811
Clear Channel Outdoor Holdings, Inc. (a)	25,544	67,947
comScore, Inc. (a)	4,983	19,982
Daily Journal Corp. (a)	82	27,306
Digital Media Solutions, Inc. Class A (a)	252	2,006
E.W. Scripps Co. Class A	4,171	79,583
Emerald Holding, Inc. (a)	1,605	6,340
Entravision Communication Corp. Class A	4,184	25,732
Fluent, Inc. (a)	3,033	7,552
Gannett Co., Inc. (a)	9,951	57,417
Gray Television, Inc.	6,092	135,060
Hemisphere Media Group, Inc. (a)	1,164	14,794
iHeartMedia, Inc. (a)	7,925	204,861
John Wiley & Sons, Inc. Class A	3,049	179,220
Liberty Media Corp.:
Liberty Braves Class A (a)	810	21,497
Liberty Braves Class C (a)	2,451	64,829
Loral Space & Communications Ltd.	906	32,063
Magnite, Inc. (a)	7,469	226,311
MDC Partners, Inc. Class A (a)	4,495	25,217
Meredith Corp. (a)	2,798	122,105
National CineMedia, Inc.	4,031	14,028
Scholastic Corp.	2,014	67,691
Sinclair Broadcast Group, Inc. Class A	3,204	90,641
TechTarget, Inc. (a)	1,839	134,394
Tegna, Inc.	15,671	277,690
Thryv Holdings, Inc. (a)	434	14,417
WideOpenWest, Inc. (a)	3,728	82,911
		2,516,900
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)(b)	4,216	43,720
Shenandoah Telecommunications Co.	3,430	181,070
Telephone & Data Systems, Inc.	7,113	158,976
U.S. Cellular Corp. (a)	1,051	38,214
		421,980

TOTAL COMMUNICATION SERVICES		7,004,056

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.4%
Adient PLC (a)	6,740	283,956
American Axle & Manufacturing Holdings, Inc. (a)	7,888	76,435
Cooper-Standard Holding, Inc. (a)	1,208	31,468
Dana, Inc.	10,354	250,153
Dorman Products, Inc. (a)	1,891	191,275
Fox Factory Holding Corp. (a)	2,994	483,651
Gentherm, Inc. (a)	2,377	197,125
LCI Industries	1,760	256,643
Modine Manufacturing Co. (a)	3,508	58,689
Motorcar Parts of America, Inc. (a)	1,288	28,645
Patrick Industries, Inc.	1,621	133,943
Standard Motor Products, Inc.	1,413	59,007
Stoneridge, Inc. (a)	1,779	51,502
Tenneco, Inc. (a)	5,051	87,938
The Goodyear Tire & Rubber Co. (a)	19,529	306,801
Visteon Corp. (a)	1,969	224,564
XL Fleet Corp. (Class A) (a)(b)	2,794	19,502
XPEL, Inc. (a)	1,273	117,880
		2,859,177
Automobiles - 0.3%
Arcimoto, Inc. (a)(b)	1,993	32,586
Canoo, Inc. (a)	5,539	45,032
Fisker, Inc. (a)(b)	11,297	182,108
Lordstown Motors Corp. (a)	7,917	49,402
Winnebago Industries, Inc.	2,308	165,876
Workhorse Group, Inc. (a)(b)	8,692	100,306
		575,310
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,159	135,963
Funko, Inc. (a)	1,871	34,913
		170,876
Diversified Consumer Services - 0.7%
2U, Inc. (a)	5,126	222,468
Adtalem Global Education, Inc. (a)	3,548	128,934
American Public Education, Inc. (a)	1,316	38,980
Carriage Services, Inc.	1,192	44,319
Coursera, Inc.	857	30,501
Graham Holdings Co.	276	183,446
Houghton Mifflin Harcourt Co. (a)	9,058	102,537
Laureate Education, Inc. Class A (a)	7,301	108,128
OneSpaWorld Holdings Ltd. (a)	3,722	36,773
Perdoceo Education Corp. (a)	4,992	59,205
Regis Corp. (a)	1,664	13,262
StoneMor, Inc. (a)	2,180	5,777
Strategic Education, Inc.	1,726	136,855
Stride, Inc. (a)	2,921	89,558
Vivint Smart Home, Inc. Class A (a)	6,445	79,080
WW International, Inc. (a)	3,744	115,091
		1,394,914
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	4,019	44,450
Bally's Corp. (a)	2,298	113,177
Biglari Holdings, Inc. (a)	54	8,880
BJ's Restaurants, Inc. (a)	1,589	64,482
Bloomin' Brands, Inc. (a)	6,230	156,560
Bluegreen Vacations Holding Corp. Class A (a)	1,003	17,362
Brinker International, Inc. (a)	3,235	175,790
Carrols Restaurant Group, Inc. (a)	2,060	10,115
Century Casinos, Inc. (a)	1,922	21,546
Chuy's Holdings, Inc. (a)	1,404	46,332
Cracker Barrel Old Country Store, Inc.	1,685	229,463
Dave & Buster's Entertainment, Inc. (a)	3,034	100,972
Del Taco Restaurants, Inc.	2,095	17,828
Denny's Corp. (a)	4,541	63,892
Dine Brands Global, Inc. (a)	1,183	91,647
Drive Shack, Inc. (a)	5,459	13,757
El Pollo Loco Holdings, Inc. (a)	1,341	24,956
Esports Technologies, Inc. (a)	162	3,684
Everi Holdings, Inc. (a)	5,985	135,800
Fiesta Restaurant Group, Inc. (a)	1,227	16,430
Full House Resorts, Inc. (a)	2,399	19,840
GAN Ltd. (a)	2,827	43,253
Golden Entertainment, Inc. (a)	1,206	54,885
Golden Nugget Online Gaming, Inc. (a)(b)	2,374	27,206
Hall of Fame Resort & Entertainment Co. (a)	3,661	10,837
Hilton Grand Vacations, Inc. (a)	6,064	246,623
International Game Technology PLC (a)	7,142	133,913
Jack in the Box, Inc.	1,626	177,006
Kura Sushi U.S.A., Inc. Class A (a)	236	11,474
Lindblad Expeditions Holdings (a)	2,181	29,858
Monarch Casino & Resort, Inc. (a)	946	60,402
Nathan's Famous, Inc.	188	12,079
NeoGames SA	425	20,506
Noodles & Co. (a)	2,916	34,817
Papa John's International, Inc.	2,344	267,497
PlayAGS, Inc. (a)	2,023	15,698
RCI Hospitality Holdings, Inc.	585	36,715
Red Robin Gourmet Burgers, Inc. (a)	1,120	29,378
Red Rock Resorts, Inc. (a)	4,343	171,114
Rush Street Interactive, Inc. (a)	3,686	36,307
Ruth's Hospitality Group, Inc. (a)	2,400	47,928
Scientific Games Corp. Class A (a)	6,822	420,986
SeaWorld Entertainment, Inc. (a)	3,625	171,861
Shake Shack, Inc. Class A (a)	2,662	267,637
Target Hospitality Corp. (a)	1,587	5,681
Texas Roadhouse, Inc. Class A	4,964	457,532
The Cheesecake Factory, Inc. (a)	3,086	139,672
The ONE Group Hospitality, Inc. (a)	1,318	12,060
Wingstop, Inc.	2,119	363,006
		4,682,894
Household Durables - 1.9%
Aterian, Inc. (a)	1,324	11,956
Bassett Furniture Industries, Inc.	621	14,146
Beazer Homes U.S.A., Inc. (a)	2,161	39,460
Casper Sleep, Inc. (a)	2,023	13,979
Cavco Industries, Inc. (a)	660	155,100
Century Communities, Inc.	2,132	148,067
Ethan Allen Interiors, Inc.	1,601	38,056
Flexsteel Industries, Inc.	431	14,870
GoPro, Inc. Class A (a)	8,813	90,245
Green Brick Partners, Inc. (a)	2,238	56,107
Hamilton Beach Brands Holding Co. Class A	454	8,485
Helen of Troy Ltd. (a)	1,727	385,795
Hooker Furniture Corp.	807	26,784
Hovnanian Enterprises, Inc. Class A (a)	363	37,894
Installed Building Products, Inc.	1,695	203,400
iRobot Corp. (a)(b)	1,983	173,513
KB Home	6,367	270,215
La-Z-Boy, Inc.	3,209	107,758
Landsea Homes Corp. (a)	379	3,187
Legacy Housing Corp. (a)	618	10,902
LGI Homes, Inc. (a)	1,578	269,680
Lifetime Brands, Inc.	876	13,201
Lovesac (a)	915	55,541
M.D.C. Holdings, Inc.	4,095	218,345
M/I Homes, Inc. (a)	2,021	130,779
Meritage Homes Corp. (a)	2,660	288,823
Purple Innovation, Inc. (a)	3,592	94,613
Skyline Champion Corp. (a)	3,752	211,613
Sonos, Inc. (a)	8,537	284,965
Taylor Morrison Home Corp. (a)	8,950	240,039
TRI Pointe Homes, Inc. (a)	8,349	201,378
Tupperware Brands Corp. (a)	3,523	73,595
Universal Electronics, Inc. (a)	946	44,216
VOXX International Corp. (a)	1,031	11,774
Vuzix Corp. (a)	4,168	61,686
		4,010,167
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,908	58,194
CarParts.com, Inc. (a)	3,342	58,853
Duluth Holdings, Inc. (a)	795	11,901
Groupon, Inc. (a)	1,612	58,628
Lands' End, Inc. (a)	1,011	38,752
Liquidity Services, Inc. (a)	1,829	36,287
Overstock.com, Inc. (a)	3,060	213,098
PetMed Express, Inc.	1,401	43,977
Porch Group, Inc. Class A (a)	1,177	21,810
Quotient Technology, Inc. (a)	6,289	68,299
Revolve Group, Inc. (a)	2,555	177,854
Shutterstock, Inc.	1,669	181,070
Stamps.com, Inc. (a)	1,263	412,698
Stitch Fix, Inc. (a)	4,188	225,817
The RealReal, Inc. (a)	5,568	91,928
		1,699,166
Leisure Products - 0.6%
Acushnet Holdings Corp.	2,449	125,462
American Outdoor Brands, Inc. (a)	966	26,063
AMMO, Inc.	4,631	31,352
Callaway Golf Co. (a)	8,211	260,124
Clarus Corp.	1,767	50,395
Escalade, Inc.	709	16,094
Genius Brands International, Inc. (a)	19,831	31,135
Johnson Outdoors, Inc. Class A	369	43,679
Latham Group, Inc. (a)	1,613	44,003
Malibu Boats, Inc. Class A (a)	1,471	123,064
Marine Products Corp.	618	10,110
MasterCraft Boat Holdings, Inc. (a)	1,322	35,245
Nautilus, Inc. (a)	2,066	29,854
Smith & Wesson Brands, Inc.	3,741	87,726
Sturm, Ruger & Co., Inc.	1,200	89,232
Vista Outdoor, Inc. (a)	4,143	167,336
		1,170,874
Multiline Retail - 0.3%
Big Lots, Inc.	2,434	140,223
Dillard's, Inc. Class A	440	80,639
Franchise Group, Inc.	2,025	68,769
Macy's, Inc. (a)	22,242	378,114
		667,745
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	4,355	164,663
Academy Sports & Outdoors, Inc.	4,388	162,575
America's Car Mart, Inc. (a)	429	68,211
American Eagle Outfitters, Inc.	10,755	370,725
Arko Corp. (a)	1,452	12,052
Asbury Automotive Group, Inc. (a)	1,374	282,302
Barnes & Noble Education, Inc. (a)	2,775	23,171
Bed Bath & Beyond, Inc. (a)	7,774	221,870
Big 5 Sporting Goods Corp.	1,472	32,266
Blink Charging Co. (a)(b)	2,588	89,364
Boot Barn Holdings, Inc. (a)	2,053	177,420
Caleres, Inc.	2,589	64,052
Camping World Holdings, Inc.	2,993	117,804
CarLotz, Inc. Class A (a)	3,195	14,186
Chico's FAS, Inc. (a)	8,544	52,802
Citi Trends, Inc. (a)	621	49,525
Conn's, Inc. (a)	1,236	27,489
Designer Brands, Inc. Class A (a)	4,274	62,272
Genesco, Inc. (a)	1,054	60,552
Group 1 Automotive, Inc.	1,251	217,349
GrowGeneration Corp. (a)	3,867	157,271
Guess?, Inc.	2,934	65,487
Haverty Furniture Companies, Inc.	1,174	42,252
Hibbett, Inc.	1,147	101,693
JOANN, Inc.	757	11,703
Kirkland's, Inc. (a)	1,036	20,161
Lazydays Holdings, Inc. (a)	515	10,748
Lumber Liquidators Holdings, Inc. (a)	2,093	39,934
MarineMax, Inc. (a)	1,545	83,106
Monro, Inc.	2,354	136,532
Murphy U.S.A., Inc.	1,768	260,798
National Vision Holdings, Inc. (a)	5,800	313,084
OneWater Marine, Inc. Class A	719	33,779
Party City Holdco, Inc. (a)	7,797	66,586
Rent-A-Center, Inc.	4,693	268,533
Sally Beauty Holdings, Inc. (a)	7,973	150,849
Shift Technologies, Inc. Class A (a)	4,377	36,986
Shoe Carnival, Inc.	1,246	41,990
Signet Jewelers Ltd.	3,696	237,801
Sleep Number Corp. (a)	1,698	168,459
Sonic Automotive, Inc. Class A (sub. vtg.)	1,547	84,389
Sportsman's Warehouse Holdings, Inc. (a)	3,049	53,876
The Aaron's Co., Inc.	2,387	68,913
The Buckle, Inc.	2,118	89,125
The Cato Corp. Class A (sub. vtg.)	1,329	21,929
The Children's Place Retail Stores, Inc. (a)	998	84,161
The Container Store Group, Inc. (a)	2,183	22,965
The ODP Corp. (a)	3,479	164,661
Tilly's, Inc.	1,587	23,535
TravelCenters of America LLC (a)	905	26,173
Urban Outfitters, Inc. (a)	4,870	181,067
Winmark Corp.	236	49,754
Zumiez, Inc. (a)	1,553	67,788
		5,456,738
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	4,570	620,652
Fossil Group, Inc. (a)	3,240	40,889
G-III Apparel Group Ltd. (a)	3,144	93,880
Kontoor Brands, Inc.	3,647	201,971
Movado Group, Inc.	1,125	33,829
Oxford Industries, Inc.	1,134	98,579
PLBY Group, Inc. (a)	786	22,149
Rocky Brands, Inc.	470	25,568
Steven Madden Ltd.	5,806	254,477
Superior Group of Companies, Inc.	805	18,845
Unifi, Inc. (a)	878	20,712
Vera Bradley, Inc. (a)	1,699	18,706
Wolverine World Wide, Inc.	5,771	193,559
		1,643,816

TOTAL CONSUMER DISCRETIONARY		24,331,677

CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	3,240	222,361
Coca-Cola Bottling Co. Consolidated	335	133,715
Duckhorn Portfolio, Inc. (a)	1,439	31,615
MGP Ingredients, Inc.	1,025	61,141
National Beverage Corp.	1,652	74,968
Newage, Inc. (a)	10,050	19,196
Primo Water Corp.	11,185	184,888
		727,884
Food & Staples Retailing - 0.9%
Andersons, Inc.	2,209	58,980
BJ's Wholesale Club Holdings, Inc. (a)	9,693	490,854
Chefs' Warehouse Holdings (a)	2,210	63,913
HF Foods Group, Inc. (a)	2,313	11,958
Ingles Markets, Inc. Class A	976	58,326
MedAvail Holdings, Inc. (a)	794	6,701
Natural Grocers by Vitamin Cottage, Inc.	544	6,082
Performance Food Group Co. (a)	9,386	430,067
PriceSmart, Inc.	1,684	151,122
Rite Aid Corp. (a)	3,877	58,930
SpartanNash Co.	2,413	46,933
Sprouts Farmers Market LLC (a)	8,435	207,332
United Natural Foods, Inc. (a)	3,930	130,162
Village Super Market, Inc. Class A	541	12,200
Weis Markets, Inc.	1,120	58,968
		1,792,528
Food Products - 1.0%
AppHarvest, Inc. (a)(b)	3,340	39,813
B&G Foods, Inc. Class A (b)	4,536	130,274
Cal-Maine Foods, Inc. (a)	2,466	86,039
Calavo Growers, Inc.	1,211	68,228
Fresh Del Monte Produce, Inc.	2,323	71,688
Hostess Brands, Inc. Class A (a)	9,147	147,175
J&J Snack Foods Corp.	1,036	170,298
John B. Sanfilippo & Son, Inc.	641	59,203
Laird Superfood, Inc.	424	11,830
Lancaster Colony Corp.	1,347	266,531
Landec Corp. (a)	1,823	19,944
Limoneira Co.	1,088	19,486
Mission Produce, Inc.	2,558	49,548
Sanderson Farms, Inc.	1,437	268,489
Seneca Foods Corp. Class A (a)	462	25,290
Tattooed Chef, Inc. (a)	3,316	65,392
The Simply Good Foods Co. (a)	6,085	228,066
Tootsie Roll Industries, Inc.	1,062	36,522
TreeHouse Foods, Inc. (a)	3,665	162,726
Utz Brands, Inc. Class A	4,227	95,699
Vital Farms, Inc. (a)	1,751	30,485
Whole Earth Brands, Inc. Class A (a)	2,610	33,565
		2,086,291
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,320	63,743
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,183	94,546
Energizer Holdings, Inc.	4,825	206,751
Oil-Dri Corp. of America	322	11,454
WD-40 Co.	972	236,186
		612,680
Personal Products - 0.5%
BellRing Brands, Inc. Class A (a)	2,774	91,736
Edgewell Personal Care Co.	3,839	157,706
elf Beauty, Inc. (a)	3,200	88,352
Inter Parfums, Inc.	1,272	97,779
MediFast, Inc.	830	236,973
Nature's Sunshine Products, Inc.	825	14,512
Nu Skin Enterprises, Inc. Class A	3,512	188,559
Revlon, Inc. (a)	573	6,246
The Beauty Health Co. (a)	3,301	57,966
The Honest Co., Inc. (b)	1,774	25,492
USANA Health Sciences, Inc. (a)	882	84,028
Veru, Inc. (a)	4,481	30,784
		1,080,133
Tobacco - 0.1%
22nd Century Group, Inc. (a)	10,623	34,100
Turning Point Brands, Inc.	1,015	53,815
Universal Corp.	1,677	87,472
Vector Group Ltd.	10,146	135,551
		310,938

TOTAL CONSUMER STAPLES		6,610,454

ENERGY - 3.8%
Energy Equipment & Services - 0.8%
Archrock, Inc.	9,620	82,828
Aspen Aerogels, Inc. (a)	1,540	57,981
Bristow Group, Inc. (a)	460	11,951
Cactus, Inc.	3,843	138,502
Championx Corp. (a)	14,417	335,051
DMC Global, Inc. (a)	1,314	57,514
Dril-Quip, Inc. (a)	2,538	72,536
Frank's International NV (a)(b)	11,581	31,848
FTS International, Inc. Class A (a)	588	11,490
Helix Energy Solutions Group, Inc. (a)	10,270	42,621
Helmerich & Payne, Inc.	7,462	213,936
Liberty Oilfield Services, Inc. Class A (a)	6,216	63,341
Nabors Industries Ltd. (a)	505	44,193
Newpark Resources, Inc. (a)	6,192	20,000
Nextier Oilfield Solutions, Inc. (a)	12,083	46,157
Oceaneering International, Inc. (a)	7,025	93,152
Oil States International, Inc. (a)	4,087	23,132
Patterson-UTI Energy, Inc.	13,380	107,308
ProPetro Holding Corp. (a)	6,015	45,413
RPC, Inc. (a)	4,353	18,283
Select Energy Services, Inc. Class A (a)	4,387	26,103
Solaris Oilfield Infrastructure, Inc. Class A	2,117	18,418
TETRA Technologies, Inc. (a)	8,734	26,988
Tidewater, Inc. (a)	2,805	31,753
U.S. Silica Holdings, Inc. (a)	5,195	52,470
		1,672,969
Oil, Gas & Consumable Fuels - 3.0%
Aemetis, Inc. (a)	1,693	14,848
Alto Ingredients, Inc. (a)	5,139	27,237
Altus Midstream Co.	227	14,494
Antero Resources Corp. (a)	20,276	275,754
Arch Resources, Inc. (a)	1,054	69,269
Berry Corp.	4,570	25,364
Bonanza Creek Energy, Inc.	2,208	84,942
Brigham Minerals, Inc. Class A	3,102	60,923
California Resources Corp. (a)	5,957	167,451
Callon Petroleum Co. (a)(b)	2,807	110,484
Centennial Resource Development, Inc. Class A (a)	12,660	65,959
Centrus Energy Corp. Class A (a)	706	16,372
Chesapeake Energy Corp.	6,970	376,729
Clean Energy Fuels Corp. (a)	9,983	74,972
CNX Resources Corp. (a)	15,483	187,344
Comstock Resources, Inc. (a)	6,395	38,882
CONSOL Energy, Inc. (a)	2,399	50,403
Contango Oil & Gas Co. (a)	10,276	39,254
CVR Energy, Inc.	1,984	27,101
Delek U.S. Holdings, Inc.	4,735	82,294
Denbury, Inc. (a)	3,582	235,373
DHT Holdings, Inc.	10,247	59,433
Dorian LPG Ltd.	2,171	26,269
Earthstone Energy, Inc. (a)	1,702	16,731
Energy Fuels, Inc. (a)(b)	10,193	53,513
Equitrans Midstream Corp.	29,007	238,438
Extraction Oil & Gas, Inc. (a)	1,111	49,428
Falcon Minerals Corp.	2,907	13,866
Frontline Ltd. (NY Shares)	8,587	68,353
Gevo, Inc. (a)	13,943	84,913
Golar LNG Ltd. (a)	7,356	82,093
Green Plains, Inc. (a)	3,013	106,540
HighPeak Energy, Inc.	330	3,595
International Seaways, Inc.	2,931	48,215
Kosmos Energy Ltd. (a)	29,317	67,722
Laredo Petroleum, Inc. (a)	892	49,114
Magnolia Oil & Gas Corp. Class A	9,966	139,524
Matador Resources Co.	7,885	243,647
Meta Materials, Inc. (a)	4,098	14,343
Murphy Oil Corp.	10,449	226,848
National Energy Services Reunited Corp. (a)	2,138	27,580
Nordic American Tanker Shipping Ltd.	10,250	26,753
Northern Oil & Gas, Inc.	3,397	58,666
Oasis Petroleum, Inc.	1,426	130,778
Ovintiv, Inc.	18,596	477,173
Par Pacific Holdings, Inc. (a)	3,101	50,794
PBF Energy, Inc. Class A (a)	6,681	61,265
PDC Energy, Inc.	7,077	279,895
Peabody Energy Corp. (a)	4,959	58,070
Penn Virginia Corp. (a)	1,059	19,581
Range Resources Corp. (a)	16,968	258,423
Renewable Energy Group, Inc. (a)	3,185	195,081
Rex American Resources Corp. (a)	383	31,406
Riley Exploration Permian, Inc.	152	3,282
Scorpio Tankers, Inc.	3,462	56,604
SFL Corp. Ltd.	7,081	48,646
SM Energy Co.	8,292	155,060
Southwestern Energy Co. (a)	48,120	226,645
Talos Energy, Inc. (a)	2,579	29,762
Teekay Corp. (a)	4,410	13,186
Teekay Tankers Ltd. (a)	1,716	21,707
Tellurian, Inc. (a)	22,447	84,625
Ur-Energy, Inc. (a)	11,915	13,464
Uranium Energy Corp. (a)	14,656	31,804
Vine Energy, Inc. Class A	1,499	21,001
W&T Offshore, Inc. (a)	6,371	25,803
Whiting Petroleum Corp. (a)	2,773	130,054
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	224	1,344
warrants 9/1/25 (a)	111	561
World Fuel Services Corp.	4,418	152,244
		6,329,291

TOTAL ENERGY		8,002,260

FINANCIALS - 14.9%
Banks - 7.6%
1st Source Corp.	1,187	54,353
Allegiance Bancshares, Inc.	1,346	49,089
Altabancorp	1,242	50,164
Amalgamated Financial Corp.	999	15,345
Amerant Bancorp, Inc. Class A (a)	1,481	32,804
American National Bankshares, Inc.	744	23,503
Ameris Bancorp	4,766	231,675
Arrow Financial Corp.	920	33,166
Associated Banc-Corp.	10,540	208,692
Atlantic Capital Bancshares, Inc. (a)	1,411	33,864
Atlantic Union Bankshares Corp.	5,626	199,554
Banc of California, Inc.	3,091	52,918
BancFirst Corp.	1,220	67,686
Bancorp, Inc., Delaware (a)	3,822	89,320
BancorpSouth Bank	7,250	187,050
Bank First National Corp.	458	32,055
Bank of Marin Bancorp	904	31,369
BankUnited, Inc.	6,588	260,753
Banner Corp.	2,495	132,335
Bar Harbor Bankshares	1,026	29,385
Berkshire Hills Bancorp, Inc.	3,589	97,047
Blue Ridge Bankshares, Inc.	1,335	22,869
Brookline Bancorp, Inc., Delaware	5,540	79,610
Bryn Mawr Bank Corp.	1,375	53,804
Business First Bancshares, Inc.	1,397	32,564
Byline Bancorp, Inc.	1,824	44,889
Cadence Bancorp Class A	8,785	166,915
Cambridge Bancorp	512	43,817
Camden National Corp.	1,070	47,904
Capital Bancorp, Inc.	556	12,632
Capital City Bank Group, Inc.	1,006	24,486
Capstar Financial Holdings, Inc.	1,505	31,906
Carter Bankshares, Inc. (a)	1,792	20,554
Cathay General Bancorp	5,462	206,846
CBTX, Inc.	1,241	32,638
Central Pacific Financial Corp.	1,953	49,997
Century Bancorp, Inc. Class A (non-vtg.)	186	21,275
CIT Group, Inc.	7,011	338,211
Citizens & Northern Corp.	1,119	27,639
City Holding Co.	1,061	80,275
Civista Bancshares, Inc.	1,094	25,042
CNB Financial Corp., Pennsylvania	1,138	26,242
Coastal Financial Corp. of Washington (a)	701	20,483
Columbia Banking Systems, Inc.	5,148	179,871
Community Bank System, Inc.	3,782	270,942
Community Trust Bancorp, Inc.	1,049	41,708
ConnectOne Bancorp, Inc.	2,630	69,169
CrossFirst Bankshares, Inc. (a)	3,336	46,070
Customers Bancorp, Inc. (a)	2,138	77,438
CVB Financial Corp.	9,217	175,676
Dime Community Bancshares, Inc.	2,564	84,663
Eagle Bancorp, Inc.	2,243	123,432
Eastern Bankshares, Inc.	12,063	220,150
Enterprise Bancorp, Inc.	664	21,713
Enterprise Financial Services Corp.	2,598	115,793
Equity Bancshares, Inc. (a)	941	27,722
Farmers National Banc Corp.	1,770	27,170
FB Financial Corp.	2,401	90,782
Fidelity D & D Bancorp, Inc.	280	14,280
Financial Institutions, Inc.	1,105	32,531
First Bancorp, North Carolina	1,999	79,960
First Bancorp, Puerto Rico	15,377	186,523
First Bancshares, Inc.	1,455	56,119
First Bank Hamilton New Jersey	1,075	14,324
First Busey Corp.	3,573	84,323
First Commonwealth Financial Corp.	6,886	90,689
First Community Bankshares, Inc.	1,219	35,595
First Financial Bancorp, Ohio	6,938	156,105
First Financial Bankshares, Inc.	9,205	449,572
First Financial Corp., Indiana	870	34,844
First Foundation, Inc.	2,843	67,010
First Internet Bancorp	668	20,227
First Interstate Bancsystem, Inc.	2,946	123,496
First Merchants Corp.	3,962	161,372
First Mid-Illinois Bancshares, Inc.	1,145	46,590
First Midwest Bancorp, Inc., Delaware	8,032	144,094
First of Long Island Corp.	1,516	32,670
Five Star Bancorp	347	8,456
Flushing Financial Corp.	2,014	44,409
Fulton Financial Corp.	11,022	168,857
German American Bancorp, Inc.	1,736	65,447
Glacier Bancorp, Inc.	6,811	351,175
Great Southern Bancorp, Inc.	685	35,641
Great Western Bancorp, Inc.	3,945	121,506
Guaranty Bancshares, Inc. Texas	538	17,996
Hancock Whitney Corp.	6,167	269,560
Hanmi Financial Corp.	2,030	37,007
HarborOne Bancorp, Inc.	3,524	47,962
Hawthorn Bancshares, Inc.	16	365
HBT Financial, Inc.	634	10,360
Heartland Financial U.S.A., Inc.	2,859	130,428
Heritage Commerce Corp.	4,023	43,609
Heritage Financial Corp., Washington	2,441	59,048
Hilltop Holdings, Inc.	4,524	143,320
Home Bancshares, Inc.	10,825	229,274
HomeTrust Bancshares, Inc.	1,030	27,120
Hope Bancorp, Inc.	8,261	109,458
Horizon Bancorp, Inc. Indiana	3,049	50,949
Howard Bancorp, Inc. (a)	932	18,360
Independent Bank Corp.	1,515	31,860
Independent Bank Corp., Massachusetts	2,352	166,239
Independent Bank Group, Inc.	2,722	189,723
International Bancshares Corp.	3,862	150,927
Investors Bancorp, Inc.	16,071	222,101
Lakeland Bancorp, Inc.	3,404	55,723
Lakeland Financial Corp.	1,695	113,345
Live Oak Bancshares, Inc.	2,254	135,668
Macatawa Bank Corp.	1,671	13,903
Mercantile Bank Corp.	1,103	34,469
Metrocity Bankshares, Inc.	1,278	25,522
Metropolitan Bank Holding Corp. (a)	562	39,919
Mid Penn Bancorp, Inc.	645	16,802
Midland States Bancorp, Inc.	1,441	35,463
MidWestOne Financial Group, Inc.	980	28,547
MVB Financial Corp.	676	28,020
National Bank Holdings Corp.	2,091	74,147
NBT Bancorp, Inc.	2,923	101,867
Nicolet Bankshares, Inc. (a)	630	45,606
Northrim Bancorp, Inc.	410	16,736
OceanFirst Financial Corp.	4,147	80,867
OFG Bancorp	3,606	83,299
Old National Bancorp, Indiana	11,620	186,966
Old Second Bancorp, Inc.	1,879	21,759
Origin Bancorp, Inc.	1,554	63,217
Orrstown Financial Services, Inc.	781	18,002
Pacific Premier Bancorp, Inc.	6,759	256,707
Park National Corp.	1,045	119,036
Peapack-Gladstone Financial Corp.	1,378	44,385
Peoples Bancorp, Inc.	1,236	36,450
Peoples Financial Services Corp.	505	21,665
Preferred Bank, Los Angeles	969	57,152
Premier Financial Bancorp, Inc.	899	15,301
Primis Financial Corp.	1,687	26,233
QCR Holdings, Inc.	1,093	53,655
RBB Bancorp	1,018	24,361
Red River Bancshares, Inc.	289	14,725
Reliant Bancorp, Inc.	1,097	30,497
Renasant Corp.	3,884	136,639
Republic Bancorp, Inc., Kentucky Class A	635	30,963
Republic First Bancorp, Inc. (a)	3,233	11,930
S&T Bancorp, Inc.	2,700	79,515
Sandy Spring Bancorp, Inc.	3,385	140,782
Seacoast Banking Corp., Florida	3,896	118,399
ServisFirst Bancshares, Inc.	3,537	251,410
Sierra Bancorp	965	23,285
Silvergate Capital Corp. (a)	1,632	167,770
Simmons First National Corp. Class A	7,675	208,914
SmartFinancial, Inc.	976	23,785
South Plains Financial, Inc.	785	18,055
South State Corp.	5,036	346,678
Southern First Bancshares, Inc. (a)	517	25,607
Southside Bancshares, Inc.	2,157	77,738
Spirit of Texas Bancshares, Inc.	923	21,487
Stock Yards Bancorp, Inc.	1,431	68,173
Summit Financial Group, Inc.	759	17,647
Texas Capital Bancshares, Inc. (a)	3,584	225,720
The Bank of NT Butterfield & Son Ltd.	3,549	117,614
The First Bancorp, Inc.	716	20,807
Tompkins Financial Corp.	1,009	77,441
TowneBank	4,873	145,264
Trico Bancshares	1,962	77,362
TriState Capital Holdings, Inc. (a)	2,068	42,001
Triumph Bancorp, Inc. (a)	1,690	129,555
Trustmark Corp.	4,497	135,000
UMB Financial Corp.	3,095	289,692
United Bankshares, Inc., West Virginia	8,845	305,506
United Community Bank, Inc.	6,224	179,313
Univest Corp. of Pennsylvania	2,020	55,267
Valley National Bancorp	28,315	364,980
Veritex Holdings, Inc.	3,518	118,029
Washington Trust Bancorp, Inc.	1,185	57,769
WesBanco, Inc.	4,686	151,264
West Bancorp., Inc.	1,124	33,136
Westamerica Bancorp.	1,820	101,101
		15,792,117
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	4,196	201,786
Assetmark Financial Holdings, Inc. (a)	1,278	33,356
Associated Capital Group, Inc.	128	4,824
B. Riley Financial, Inc.	1,421	96,003
BGC Partners, Inc. Class A	23,480	125,618
Blucora, Inc. (a)	3,435	57,914
BrightSphere Investment Group, Inc.	4,101	102,484
Cohen & Steers, Inc.	1,779	148,031
Cowen Group, Inc. Class A	1,840	73,563
Diamond Hill Investment Group, Inc.	202	34,795
Donnelley Financial Solutions, Inc. (a)	2,080	66,997
Federated Hermes, Inc.	6,722	218,062
Focus Financial Partners, Inc. Class A (a)	3,695	189,664
GAMCO Investors, Inc. Class A	337	9,079
GCM Grosvenor, Inc. Class A	2,476	24,661
Greenhill & Co., Inc.	1,065	17,061
Hamilton Lane, Inc. Class A	2,428	225,804
Houlihan Lokey	3,663	326,373
Moelis & Co. Class A	4,336	256,908
Open Lending Corp. (a)	7,399	281,162
Oppenheimer Holdings, Inc. Class A (non-vtg.)	652	29,307
Piper Jaffray Companies	1,276	156,552
PJT Partners, Inc.	1,720	134,452
Pzena Investment Management, Inc.	1,151	13,179
Sculptor Capital Management, Inc. Class A	1,542	35,805
StepStone Group, Inc. Class A	2,656	120,875
StoneX Group, Inc. (a)	1,166	75,242
Value Line, Inc.	60	1,920
Virtus Investment Partners, Inc.	526	145,244
WisdomTree Investments, Inc.	9,774	60,403
		3,267,124
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)	398	17,305
CURO Group Holdings Corp.	1,520	23,970
Encore Capital Group, Inc. (a)	2,167	102,586
Enova International, Inc. (a)	2,573	85,141
EZCORP, Inc. (non-vtg.) Class A (a)	3,287	18,802
First Cash Financial Services, Inc.	2,842	225,086
Green Dot Corp. Class A (a)	3,809	175,481
LendingClub Corp. (a)	6,782	165,481
LendingTree, Inc. (a)	826	161,252
Navient Corp.	12,363	252,576
Nelnet, Inc. Class A	1,175	88,478
Oportun Financial Corp. (a)	1,459	30,756
PRA Group, Inc. (a)	3,206	124,361
PROG Holdings, Inc.	4,770	208,783
Regional Management Corp.	568	29,383
World Acceptance Corp. (a)	312	59,146
		1,768,587
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	630	32,092
Alerus Financial Corp.	1,085	30,326
Banco Latinoamericano de Comercio Exterior SA Series E	2,013	33,174
Cannae Holdings, Inc. (a)	6,203	206,250
Marlin Business Services Corp.	587	13,243
		315,085
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	3,089	44,852
American Equity Investment Life Holding Co.	6,052	194,209
American National Group, Inc.	518	85,460
Amerisafe, Inc.	1,348	77,106
Argo Group International Holdings, Ltd.	2,204	114,895
BRP Group, Inc. (a)	3,376	92,030
Citizens, Inc. Class A (a)	3,440	18,438
CNO Financial Group, Inc.	9,275	211,841
Crawford & Co. Class A	1,128	11,923
Donegal Group, Inc. Class A	910	14,078
eHealth, Inc. (a)	1,732	90,081
Employers Holdings, Inc.	1,935	80,341
Enstar Group Ltd. (a)	978	251,366
Genworth Financial, Inc. Class A (a)	36,029	120,337
Goosehead Insurance	1,264	151,920
Greenlight Capital Re, Ltd. (a)	1,848	16,262
HCI Group, Inc.	401	40,292
Heritage Insurance Holdings, Inc.	1,698	12,463
Horace Mann Educators Corp.	2,899	115,409
Independence Holding Co.	305	13,646
Investors Title Co.	100	16,653
James River Group Holdings Ltd.	2,542	92,478
Kinsale Capital Group, Inc.	1,539	274,935
Maiden Holdings Ltd. (a)	4,528	15,305
MBIA, Inc. (a)	3,284	42,856
MetroMile, Inc. (a)(b)	2,698	19,129
National Western Life Group, Inc.	180	37,420
NI Holdings, Inc. (a)	637	12,593
Palomar Holdings, Inc. (a)	1,774	144,457
ProAssurance Corp.	3,706	75,158
ProSight Global, Inc. (a)	581	7,414
RLI Corp.	2,843	308,124
Safety Insurance Group, Inc.	981	75,164
Selective Insurance Group, Inc.	4,218	343,134
Selectquote, Inc. (a)	9,597	170,827
Siriuspoint Ltd. (a)	6,258	61,328
State Auto Financial Corp.	1,229	61,450
Stewart Information Services Corp.	1,912	112,827
Tiptree, Inc.	1,603	15,405
Trean Insurance Group, Inc. (a)	1,358	18,319
Trupanion, Inc. (a)	2,714	312,164
United Fire Group, Inc.	1,418	35,337
United Insurance Holdings Corp.	1,492	6,535
Universal Insurance Holdings, Inc.	1,834	25,969
		4,041,930
Mortgage Real Estate Investment Trusts - 1.3%
Apollo Commercial Real Estate Finance, Inc.	10,011	152,367
Arbor Realty Trust, Inc.	9,132	166,933
Ares Commercial Real Estate Corp.	2,693	40,610
Armour Residential REIT, Inc.	4,534	47,154
Blackstone Mortgage Trust, Inc.	9,836	318,883
BrightSpire Capital, Inc.	6,066	57,688
Broadmark Realty Capital, Inc.	9,221	95,622
Capstead Mortgage Corp.	6,386	40,679
Chimera Investment Corp.	16,212	238,641
Dynex Capital, Inc.	2,071	36,139
Ellington Financial LLC	2,931	53,286
Granite Point Mortgage Trust, Inc.	3,960	55,876
Great Ajax Corp.	1,511	19,159
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,496	312,173
Invesco Mortgage Capital, Inc.	16,941	58,277
KKR Real Estate Finance Trust, Inc.	2,389	50,910
Ladder Capital Corp. Class A	8,121	92,742
MFA Financial, Inc.	31,211	145,755
New York Mortgage Trust, Inc.	27,057	118,239
Orchid Island Capital, Inc.	6,971	34,506
PennyMac Mortgage Investment Trust	7,105	140,111
Ready Capital Corp.	4,168	63,020
Redwood Trust, Inc.	7,982	94,746
TPG RE Finance Trust, Inc.	4,366	57,457
Two Harbors Investment Corp.	21,859	140,116
		2,631,089
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc. (a)	4,109	196,616
Bridgewater Bancshares, Inc. (a)	1,476	23,941
Capitol Federal Financial, Inc.	9,130	101,252
Columbia Financial, Inc. (a)	2,960	53,398
Essent Group Ltd.	7,890	356,391
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	620	60,450
Finance of America Companies, Inc. (a)	2,424	15,635
Flagstar Bancorp, Inc.	3,740	171,142
FS Bancorp, Inc.	542	18,851
Hingham Institution for Savings	102	30,498
Home Bancorp, Inc.	553	19,421
Home Point Capital, Inc.	511	2,545
HomeStreet, Inc.	1,425	53,737
Kearny Financial Corp.	5,082	61,136
Luther Burbank Corp.	1,006	13,038
Merchants Bancorp	728	26,674
Meridian Bancorp, Inc. Maryland	3,252	62,146
Meta Financial Group, Inc.	2,218	110,235
Mr. Cooper Group, Inc. (a)	5,042	187,462
NMI Holdings, Inc. (a)	6,004	132,208
Northfield Bancorp, Inc.	3,194	52,541
Northwest Bancshares, Inc.	8,722	116,090
Ocwen Financial Corp. (a)	529	13,833
PCSB Financial Corp.	991	17,878
Pennymac Financial Services, Inc.	2,536	159,489
Pioneer Bancorp, Inc. (a)	826	9,557
Premier Financial Corp.	2,674	71,610
Provident Bancorp, Inc.	1,042	16,443
Provident Financial Services, Inc.	5,336	115,258
Radian Group, Inc.	13,640	307,991
Southern Missouri Bancorp, Inc.	543	24,370
Trustco Bank Corp., New York	1,325	44,560
Velocity Financial, Inc. (a)	567	7,173
Walker & Dunlop, Inc.	2,088	216,066
Washington Federal, Inc.	5,119	165,190
Waterstone Financial, Inc.	1,405	27,721
WSFS Financial Corp.	3,322	145,437
		3,207,983

TOTAL FINANCIALS		31,023,915

HEALTH CARE - 20.2%
Biotechnology - 9.4%
4D Molecular Therapeutics, Inc.	708	17,608
89Bio, Inc. (a)	737	11,541
ACADIA Pharmaceuticals, Inc. (a)	8,576	185,499
Adicet Bio, Inc. (a)	1,383	10,234
Adverum Biotechnologies, Inc. (a)	5,924	13,447
Aeglea BioTherapeutics, Inc. (a)	2,843	17,428
Affimed NV (a)	8,219	54,656
Agenus, Inc. (a)	13,849	71,738
Agios Pharmaceuticals, Inc. (a)	4,387	210,971
Akebia Therapeutics, Inc. (a)	11,316	27,951
Akero Therapeutics, Inc. (a)(b)	1,766	37,863
Akouos, Inc. (a)	1,606	17,457
Albireo Pharma, Inc. (a)	1,144	32,730
Aldeyra Therapeutics, Inc. (a)	3,409	30,340
Alector, Inc. (a)	4,107	98,712
Aligos Therapeutics, Inc.	1,364	19,873
Alkermes PLC (a)	11,386	294,556
Allakos, Inc. (a)	2,479	197,229
Allogene Therapeutics, Inc. (a)	4,772	104,745
Allovir, Inc. (a)	2,056	39,352
Alpine Immune Sciences, Inc. (a)	794	7,019
Altimmune, Inc. (a)	2,369	21,487
ALX Oncology Holdings, Inc. (a)	1,236	72,380
Amicus Therapeutics, Inc. (a)	18,909	175,665
AnaptysBio, Inc. (a)	1,357	31,184
Anavex Life Sciences Corp. (a)(b)	4,375	78,531
Anika Therapeutics, Inc. (a)	1,016	40,772
Annexon, Inc. (a)	2,147	45,216
Apellis Pharmaceuticals, Inc. (a)	4,604	294,610
Applied Molecular Transport, Inc. (a)	1,729	48,464
Applied Therapeutics, Inc. (a)	1,266	21,788
AquaBounty Technologies, Inc. (a)	3,941	19,508
Arbutus Biopharma Corp. (a)	5,261	14,152
Arcturus Therapeutics Holdings, Inc. (a)	1,477	46,245
Arcus Biosciences, Inc. (a)	3,253	102,177
Arcutis Biotherapeutics, Inc. (a)	1,898	44,280
Ardelyx, Inc. (a)	5,887	10,243
Arena Pharmaceuticals, Inc. (a)	4,347	268,905
Arrowhead Pharmaceuticals, Inc. (a)	7,198	498,749
Atara Biotherapeutics, Inc. (a)	5,841	74,473
Athenex, Inc. (a)	6,264	23,615
Athersys, Inc. (a)	13,301	21,681
Atossa Therapeutics, Inc. (a)(b)	8,140	24,339
Atreca, Inc. (a)	1,875	10,294
Avid Bioservices, Inc. (a)	4,278	109,731
Avidity Biosciences, Inc. (a)	2,152	41,555
Avita Medical, Inc. (a)	1,689	31,297
AVROBIO, Inc. (a)	2,428	17,870
Beam Therapeutics, Inc. (a)	3,334	306,728
BeyondSpring, Inc. (a)	1,518	14,451
BioAtla, Inc.	877	35,948
BioCryst Pharmaceuticals, Inc. (a)	12,624	203,499
Biohaven Pharmaceutical Holding Co. Ltd. (a)	3,838	483,626
Biomea Fusion, Inc. (a)	572	7,545
BioXcel Therapeutics, Inc. (a)	1,081	27,663
Black Diamond Therapeutics, Inc. (a)	1,471	14,063
bluebird bio, Inc. (a)	4,868	123,696
Blueprint Medicines Corp. (a)	4,168	366,242
Bolt Biotherapeutics, Inc.	829	9,243
BridgeBio Pharma, Inc. (a)(b)	7,632	407,930
Brooklyn ImmunoTherapeutics, Inc. (a)	1,732	19,901
C4 Therapeutics, Inc.	2,466	106,383
Cardiff Oncology, Inc. (a)	2,410	12,821
CareDx, Inc. (a)	3,575	300,443
Catalyst Pharmaceutical Partners, Inc. (a)	7,058	41,219
Cel-Sci Corp. (a)(b)	2,415	19,392
Celcuity, Inc. (a)	524	10,323
Celldex Therapeutics, Inc. (a)	2,761	120,794
Cerevel Therapeutics Holdings (a)	2,509	61,822
ChemoCentryx, Inc. (a)	3,742	55,307
Chimerix, Inc. (a)	5,159	34,204
Chinook Therapeutics, Inc. (a)	2,237	29,148
Chinook Therapeutics, Inc. rights (a)(c)	702	35
Clene, Inc. (a)	1,531	13,167
Clovis Oncology, Inc. (a)	6,971	33,670
Codiak Biosciences, Inc.	1,171	20,258
Cogent Biosciences, Inc. (a)	2,446	14,676
Coherus BioSciences, Inc. (a)	4,565	59,573
Cortexyme, Inc. (a)	1,392	78,662
Crinetics Pharmaceuticals, Inc. (a)	2,488	44,734
Cue Biopharma, Inc. (a)	2,240	23,341
Cullinan Oncology, Inc. (b)	942	21,600
Curis, Inc. (a)	6,032	45,783
Cytokinetics, Inc. (a)	5,515	163,685
CytomX Therapeutics, Inc. (a)	4,502	24,356
Deciphera Pharmaceuticals, Inc. (a)	2,801	85,402
Denali Therapeutics, Inc. (a)	6,458	329,552
DermTech, Inc. (a)	1,687	56,784
Design Therapeutics, Inc. (a)	999	15,465
Dicerna Pharmaceuticals, Inc. (a)	4,938	185,224
Dynavax Technologies Corp. (a)(b)	7,675	71,685
Dyne Therapeutics, Inc.	2,069	37,387
Eagle Pharmaceuticals, Inc. (a)	785	36,503
Editas Medicine, Inc. (a)	4,865	203,649
Eiger Biopharmaceuticals, Inc. (a)	2,242	17,846
Emergent BioSolutions, Inc. (a)	3,494	230,255
Enanta Pharmaceuticals, Inc. (a)	1,403	59,277
Epizyme, Inc. (a)	6,277	41,617
Esperion Therapeutics, Inc. (a)(b)	1,779	27,379
Evelo Biosciences, Inc. (a)(b)	2,171	19,995
Fate Therapeutics, Inc. (a)	5,696	471,629
FibroGen, Inc. (a)	6,065	78,845
Finch Therapeutics Group, Inc. (a)	508	6,690
Flexion Therapeutics, Inc. (a)	3,233	19,172
Foghorn Therapeutics, Inc.	1,285	11,655
Forma Therapeutics Holdings, Inc. (a)	2,244	51,365
Forte Biosciences, Inc. (a)	811	24,298
Fortress Biotech, Inc. (a)	5,158	16,041
Frequency Therapeutics, Inc. (a)	2,386	19,875
G1 Therapeutics, Inc. (a)	2,776	48,053
Gemini Therapeutics, Inc.	1,448	5,893
Generation Bio Co. (a)	3,080	66,959
Geron Corp. (a)	19,997	24,396
Global Blood Therapeutics, Inc. (a)	4,228	115,551
Gossamer Bio, Inc. (a)	4,293	33,743
Greenwich Lifesciences, Inc.	266	10,499
Gritstone Bio, Inc. (a)	2,968	19,826
Gt Biopharma, Inc. (a)	1,715	17,064
Halozyme Therapeutics, Inc. (a)	9,995	413,093
Harpoon Therapeutics, Inc. (a)	1,366	13,373
Heron Therapeutics, Inc. (a)	6,533	80,748
Homology Medicines, Inc. (a)	3,193	20,307
Hookipa Pharma, Inc. (a)	1,274	9,848
Humanigen, Inc. (a)	3,236	52,164
iBio, Inc. (a)(b)	15,168	18,808
Ideaya Biosciences, Inc. (a)	1,959	47,996
IGM Biosciences, Inc. (a)	558	37,950
Immunic, Inc. (a)	1,032	9,113
ImmunityBio, Inc. (a)	4,757	52,137
ImmunoGen, Inc. (a)	13,790	77,362
Immunovant, Inc. (a)	2,594	27,133
Impel Neuropharma, Inc. (a)	349	4,907
Infinity Pharmaceuticals, Inc. (a)	5,793	12,281
Inhibrx, Inc. (a)	1,972	56,123
Inovio Pharmaceuticals, Inc. (a)(b)	14,709	123,556
Inozyme Pharma, Inc. (a)	1,007	16,887
Insmed, Inc. (a)	7,403	182,114
Instil Bio, Inc. (a)	1,270	19,114
Intellia Therapeutics, Inc. (a)	4,803	681,306
Intercept Pharmaceuticals, Inc. (a)	1,917	33,126
Invitae Corp. (a)(b)	14,247	398,774
Ironwood Pharmaceuticals, Inc. Class A (a)	10,303	136,721
iTeos Therapeutics, Inc. (a)	1,436	34,507
Iveric Bio, Inc. (a)	6,379	55,051
Jounce Therapeutics, Inc. (a)	2,186	11,017
Kadmon Holdings, Inc. (a)	12,644	47,541
Kalvista Pharmaceuticals, Inc. (a)	1,349	27,169
Karuna Therapeutics, Inc. (a)	1,578	180,239
Karyopharm Therapeutics, Inc. (a)	5,092	42,416
Keros Therapeutics, Inc. (a)	1,081	39,781
Kezar Life Sciences, Inc. (a)	2,459	11,975
Kiniksa Pharmaceuticals Ltd. (a)	1,979	30,338
Kinnate Biopharma, Inc.	945	20,393
Kodiak Sciences, Inc. (a)	2,382	199,707
Kronos Bio, Inc.	2,710	55,420
Krystal Biotech, Inc. (a)	1,247	72,875
Kura Oncology, Inc. (a)	4,568	86,518
Kymera Therapeutics, Inc. (a)	2,044	123,008
Lexicon Pharmaceuticals, Inc. (a)	4,553	16,118
Ligand Pharmaceuticals, Inc. Class B (a)	1,078	122,364
Lineage Cell Therapeutics, Inc. (a)	8,827	23,215
Macrogenics, Inc. (a)	4,150	103,584
Madrigal Pharmaceuticals, Inc. (a)	791	69,070
Magenta Therapeutics, Inc. (a)	1,974	14,055
MannKind Corp. (a)	17,191	70,483
MEI Pharma, Inc. (a)	7,531	20,334
MeiraGTx Holdings PLC (a)	2,154	30,134
Mersana Therapeutics, Inc. (a)	4,882	53,702
MiMedx Group, Inc. (a)(b)	7,918	97,075
Mirum Pharmaceuticals, Inc. (a)	264	3,815
Molecular Templates, Inc. (a)	2,758	19,306
Morphic Holding, Inc. (a)	1,496	86,200
Mustang Bio, Inc. (a)	4,553	13,158
Myriad Genetics, Inc. (a)	5,445	172,225
Neoleukin Therapeutics, Inc. (a)	2,421	16,923
Neximmune, Inc.	432	4,614
Nkarta, Inc. (a)	998	31,696
Nurix Therapeutics, Inc. (a)	2,222	68,304
Ocugen, Inc. (a)(b)	13,151	88,243
Olema Pharmaceuticals, Inc.	826	19,394
OncoCyte Corp. (a)	4,979	25,592
Oncorus, Inc. (a)	1,487	19,063
Oncternal Therapeutics, Inc. (a)	2,967	11,571
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Opko Health, Inc. (a)(b)	27,719	95,353
Organogenesis Holdings, Inc. Class A (a)	2,693	41,311
ORIC Pharmaceuticals, Inc. (a)	2,051	34,149
Outlook Therapeutics, Inc. (a)	5,868	13,262
Oyster Point Pharma, Inc. (a)	723	10,303
Passage Bio, Inc. (a)	2,622	30,940
PMV Pharmaceuticals, Inc.	1,854	63,055
Portage Biotech, Inc. (a)	246	3,724
Poseida Therapeutics, Inc. (a)(b)	2,040	16,544
Praxis Precision Medicines, Inc.	1,717	26,785
Precigen, Inc. (a)	6,644	36,476
Precision BioSciences, Inc. (a)	3,437	33,889
Prelude Therapeutics, Inc.	779	24,959
Prometheus Biosciences, Inc. (a)	822	17,237
Protagonist Therapeutics, Inc. (a)	2,951	145,868
Prothena Corp. PLC (a)	2,437	122,094
PTC Therapeutics, Inc. (a)	4,960	190,117
Puma Biotechnology, Inc. (a)	2,114	15,897
Radius Health, Inc. (a)	3,418	51,714
RAPT Therapeutics, Inc. (a)	1,259	38,614
Recursion Pharmaceuticals, Inc. (a)	1,502	45,586
REGENXBIO, Inc. (a)	2,775	89,688
Relay Therapeutics, Inc. (a)	4,102	133,069
Reneo Pharmaceuticals, Inc. (a)	419	3,432
Replimune Group, Inc. (a)	1,887	61,762
Revolution Medicines, Inc. (a)	4,264	122,121
Rhythm Pharmaceuticals, Inc. (a)	3,132	54,152
Rigel Pharmaceuticals, Inc. (a)	12,373	49,492
Rocket Pharmaceuticals, Inc. (a)	2,789	99,902
Rubius Therapeutics, Inc. (a)	3,166	68,037
Sana Biotechnology, Inc.	1,898	30,918
Sangamo Therapeutics, Inc. (a)	8,527	81,689
Scholar Rock Holding Corp. (a)	1,923	60,094
Selecta Biosciences, Inc. (a)	6,528	22,587
Sensei Biotherapeutics, Inc.	533	4,205
Seres Therapeutics, Inc. (a)	4,920	34,932
Sesen Bio, Inc. (a)	11,867	44,264
Shattuck Labs, Inc.	1,826	40,245
Sigilon Therapeutics, Inc.	541	2,727
Silverback Therapeutics, Inc.	908	27,494
Solid Biosciences, Inc. (a)	3,955	11,034
Sorrento Therapeutics, Inc. (a)(b)	19,418	159,422
Spectrum Pharmaceuticals, Inc. (a)	10,424	33,565
Spero Therapeutics, Inc. (a)	1,775	23,679
Springworks Therapeutics, Inc. (a)	2,079	178,170
Spruce Biosciences, Inc.	626	5,765
SQZ Biotechnologies Co.	1,671	20,219
Stoke Therapeutics, Inc. (a)	1,311	37,534
Summit Therapeutics, Inc. (a)	1,483	10,870
Surface Oncology, Inc. (a)	2,229	13,396
Sutro Biopharma, Inc. (a)	3,132	53,338
Syndax Pharmaceuticals, Inc. (a)	3,098	45,169
Syros Pharmaceuticals, Inc. (a)	4,340	20,051
Talaris Therapeutics, Inc. (a)	591	8,162
Taysha Gene Therapies, Inc.	1,577	27,266
TCR2 Therapeutics, Inc. (a)	2,091	26,012
TG Therapeutics, Inc. (a)	9,109	318,724
TONIX Pharmaceuticals Holding (a)	23,433	16,778
Translate Bio, Inc. (a)	4,778	132,064
Travere Therapeutics, Inc. (a)	4,093	56,279
Trevena, Inc. (a)	11,878	15,798
Trillium Therapeutics, Inc. (a)	6,969	45,508
Turning Point Therapeutics, Inc. (a)	3,269	208,628
Twist Bioscience Corp. (a)	3,360	413,448
UroGen Pharma Ltd. (a)(b)	1,352	20,956
Vanda Pharmaceuticals, Inc. (a)	3,967	64,702
Vaxart, Inc. (a)(b)	8,439	60,676
Vaxcyte, Inc. (a)	2,798	60,661
VBI Vaccines, Inc. (a)	13,274	39,557
Veracyte, Inc. (a)	4,827	215,091
Verastem, Inc. (a)	12,251	39,571
Vericel Corp. (a)	3,316	175,549
Viking Therapeutics, Inc. (a)	4,897	30,117
Vincerx Pharma, Inc. (a)	300	3,975
Vir Biotechnology, Inc. (a)	4,289	152,903
Viracta Therapeutics, Inc. (a)	2,591	27,257
VistaGen Therapeutics, Inc. (a)	13,331	35,460
Vor Biopharma, Inc. (a)	755	9,453
Werewolf Therapeutics, Inc. (a)	500	8,710
Xbiotech, Inc.	1,155	18,711
Xencor, Inc. (a)	3,979	122,474
XOMA Corp. (a)	427	13,835
Y-mAbs Therapeutics, Inc. (a)	2,437	80,665
Zentalis Pharmaceuticals, Inc. (a)	2,325	123,713
ZIOPHARM Oncology, Inc. (a)(b)	14,673	33,308
		19,575,709
Health Care Equipment & Supplies - 3.6%
Accelerate Diagnostics, Inc. (a)	2,204	16,442
Accuray, Inc. (a)	6,724	27,568
Acutus Medical, Inc. (a)	1,146	17,648
Alphatec Holdings, Inc. (a)	4,868	71,754
Angiodynamics, Inc. (a)	2,634	70,143
Apyx Medical Corp. (a)	2,079	18,711
Asensus Surgical, Inc. (a)	16,271	38,074
Aspira Women's Health, Inc. (a)	5,227	23,417
Atricure, Inc. (a)	3,182	268,752
Atrion Corp.	97	61,007
Avanos Medical, Inc. (a)	3,370	127,858
AxoGen, Inc. (a)	2,695	54,897
Axonics Modulation Technologies, Inc. (a)	2,985	202,831
BioLife Solutions, Inc. (a)	1,729	81,090
Bioventus, Inc.	615	9,588
Butterfly Network, Inc. Class A (a)(b)	2,360	25,346
Cardiovascular Systems, Inc. (a)	2,739	110,354
Cerus Corp. (a)	11,791	59,427
ClearPoint Neuro, Inc. (a)	1,372	30,500
CONMED Corp.	2,054	283,329
Cryolife, Inc. (a)	2,648	71,496
CryoPort, Inc. (a)	2,893	178,556
Cutera, Inc. (a)	1,234	64,106
CytoSorbents Corp. (a)	2,809	21,376
DarioHealth Corp. (a)	904	13,415
Eargo, Inc. (a)	1,406	50,616
Glaukos Corp. (a)	3,191	162,741
Haemonetics Corp. (a)	3,582	217,750
Heska Corp. (a)	683	164,398
Inari Medical, Inc. (a)	2,433	218,459
Inogen, Inc. (a)	1,370	109,285
Integer Holdings Corp. (a)	2,332	228,279
Intersect ENT, Inc. (a)	2,306	53,845
Invacare Corp. (a)	2,240	16,195
IRadimed Corp. (a)	446	15,012
iRhythm Technologies, Inc. (a)	2,080	106,330
Lantheus Holdings, Inc. (a)	4,711	123,287
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	1,261	68,674
LivaNova PLC (a)	3,474	299,806
Meridian Bioscience, Inc. (a)	3,005	61,603
Merit Medical Systems, Inc. (a)	3,645	255,478
Mesa Laboratories, Inc.	346	101,900
Misonix, Inc. (a)	900	23,886
Natus Medical, Inc. (a)	2,374	63,386
Neogen Corp. (a)	7,622	332,014
Neuronetics, Inc. (a)	1,816	24,080
NeuroPace, Inc. (a)	460	9,798
Nevro Corp. (a)	2,450	379,750
NuVasive, Inc. (a)	3,644	233,034
OraSure Technologies, Inc. (a)	5,022	59,209
Ortho Clinical Diagnostics Holdings PLC	6,295	141,449
Orthofix International NV (a)	1,333	52,973
OrthoPediatrics Corp. (a)	967	60,766
Outset Medical, Inc.	3,230	132,301
PAVmed, Inc. (a)	5,165	35,484
Pulmonx Corp.	1,787	70,872
Pulse Biosciences, Inc. (a)	946	19,393
Quotient Ltd. (a)	5,506	18,775
Retractable Technologies, Inc. (a)	1,177	13,853
Seaspine Holdings Corp. (a)	2,225	43,588
Senseonics Holdings, Inc. (a)(b)	29,298	89,945
Shockwave Medical, Inc. (a)	2,398	436,436
SI-BONE, Inc. (a)	2,280	69,175
Sientra, Inc. (a)	4,173	34,427
Silk Road Medical, Inc. (a)	2,397	120,281
Soliton, Inc. (a)	611	13,399
Staar Surgical Co. (a)	3,337	426,869
Stereotaxis, Inc. (a)	3,513	32,003
SurModics, Inc. (a)	937	51,638
Tactile Systems Technology, Inc. (a)	1,342	65,731
Talis Biomedical Corp.	1,025	10,558
TransMedics Group, Inc. (a)	1,842	52,534
Treace Medical Concepts, Inc. (a)	799	24,178
Utah Medical Products, Inc.	223	19,936
Vapotherm, Inc. (a)	1,613	41,712
Varex Imaging Corp. (a)	2,675	73,028
ViewRay, Inc. (a)	9,627	63,923
Zynex, Inc. (a)	1,429	19,849
		7,561,576
Health Care Providers & Services - 3.2%
1Life Healthcare, Inc. (a)	8,290	224,162
Accolade, Inc. (a)	3,595	168,282
AdaptHealth Corp. (a)	5,564	124,578
Addus HomeCare Corp. (a)	1,118	97,031
Agiliti, Inc. (a)	1,596	31,266
Alignment Healthcare, Inc. (a)	1,841	38,348
AMN Healthcare Services, Inc. (a)	3,340	335,870
Apollo Medical Holdings, Inc. (a)	2,577	227,729
Apria, Inc.	513	16,175
Aveanna Healthcare Holdings, Inc. (a)	2,730	28,228
Biodesix, Inc. (a)	828	7,775
Brookdale Senior Living, Inc. (a)	12,981	97,617
Castle Biosciences, Inc. (a)	1,508	105,334
Community Health Systems, Inc. (a)	8,756	116,630
Corvel Corp. (a)	610	85,900
Covetrus, Inc. (a)	7,377	187,818
Cross Country Healthcare, Inc. (a)	2,541	41,723
Exagen, Inc. (a)	727	8,666
Fulgent Genetics, Inc. (a)(b)	1,447	133,486
Hanger, Inc. (a)	2,657	65,203
HealthEquity, Inc. (a)	5,801	429,158
InfuSystems Holdings, Inc. (a)	1,320	24,090
Innovage Holding Corp. (a)	1,324	22,323
LHC Group, Inc. (a)	2,169	466,725
Magellan Health Services, Inc. (a)	1,654	156,005
MEDNAX, Inc. (a)	5,389	156,928
Modivcare, Inc. (a)	887	150,790
National Healthcare Corp.	864	67,090
National Research Corp. Class A	987	52,094
Ontrak, Inc. (a)	620	16,746
Option Care Health, Inc. (a)	7,920	164,102
Owens & Minor, Inc.	5,140	237,725
Patterson Companies, Inc.	6,092	189,644
Pennant Group, Inc. (a)	1,796	61,459
PetIQ, Inc. Class A (a)	1,859	65,734
Privia Health Group, Inc. (a)	1,383	57,395
Progyny, Inc. (a)	4,505	250,883
R1 RCM, Inc. (a)	9,316	199,456
RadNet, Inc. (a)	3,200	117,568
Select Medical Holdings Corp.	7,818	308,420
Sharps Compliance Corp. (a)	1,027	10,249
SOC Telemed, Inc. Class A (a)	2,703	12,407
Surgery Partners, Inc. (a)	2,242	122,324
Tenet Healthcare Corp. (a)	7,510	539,518
The Ensign Group, Inc.	3,728	317,141
The Joint Corp. (a)	964	76,146
Tivity Health, Inc. (a)	3,026	75,892
Triple-S Management Corp. (a)	1,609	39,147
U.S. Physical Therapy, Inc.	905	106,935
Viemed Healthcare, Inc. (a)	2,683	18,674
		6,654,589
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (a)	9,886	168,853
American Well Corp.	13,869	161,574
Castlight Health, Inc. Class B (a)	8,605	20,050
Computer Programs & Systems, Inc.	1,002	31,633
Evolent Health, Inc. (a)	5,458	125,207
Forian, Inc. (a)	1,213	12,955
Health Catalyst, Inc. (a)	3,193	185,386
HealthStream, Inc. (a)	1,755	51,264
iCAD, Inc. (a)	1,530	22,430
Inovalon Holdings, Inc. Class A (a)	5,381	203,832
Inspire Medical Systems, Inc. (a)	1,915	350,751
MultiPlan Corp. Class A (a)(b)	28,353	228,242
NantHealth, Inc. (a)	1,701	3,402
Nextgen Healthcare, Inc. (a)	3,954	64,134
Omnicell, Inc. (a)	3,043	445,800
OptimizeRx Corp. (a)	1,216	67,208
Phreesia, Inc. (a)	2,734	186,869
Schrodinger, Inc. (a)	3,237	219,048
Simulations Plus, Inc.	1,101	51,956
Tabula Rasa HealthCare, Inc. (a)	1,585	68,092
Vocera Communications, Inc. (a)	2,467	103,515
		2,772,201
Life Sciences Tools & Services - 1.0%
Akoya Biosciences, Inc. (a)	500	8,670
Berkeley Lights, Inc. (a)	3,423	156,020
BioNano Genomics, Inc. (a)(b)	19,988	118,529
ChromaDex, Inc. (a)	3,334	28,972
Codexis, Inc. (a)	4,356	92,173
Fluidigm Corp. (a)(b)	5,362	39,732
Harvard Bioscience, Inc. (a)	2,820	22,250
Inotiv, Inc. (a)	932	24,344
Medpace Holdings, Inc. (a)	2,058	362,085
Nanostring Technologies, Inc. (a)	3,238	200,562
NeoGenomics, Inc. (a)	8,040	370,644
Pacific Biosciences of California, Inc. (a)	13,785	443,188
Personalis, Inc. (a)	2,552	53,566
Quanterix Corp. (a)	2,217	117,834
Seer, Inc. (b)	1,085	34,655
		2,073,224
Pharmaceuticals - 1.7%
9 Meters Biopharma, Inc. (a)	14,086	15,213
Aclaris Therapeutics, Inc. (a)	3,015	45,014
Aerie Pharmaceuticals, Inc. (a)	2,927	46,188
Amneal Pharmaceuticals, Inc. (a)	7,148	35,240
Amphastar Pharmaceuticals, Inc. (a)	2,597	54,407
Ampio Pharmaceuticals, Inc. (a)	13,858	19,540
Angion Biomedica Corp.	418	4,443
ANI Pharmaceuticals, Inc. (a)	675	22,903
Antares Pharma, Inc. (a)	12,619	55,524
Arvinas Holding Co. LLC (a)	3,099	313,309
Atea Pharmaceuticals, Inc.	4,562	114,232
Athira Pharma, Inc.	2,289	21,997
Axsome Therapeutics, Inc. (a)	1,940	94,265
Biodelivery Sciences International, Inc. (a)	6,588	24,771
Cara Therapeutics, Inc. (a)	3,194	38,232
Cassava Sciences, Inc. (a)(b)	2,711	188,496
Cerecor, Inc. (a)	3,746	9,964
Citius Pharmaceuticals, Inc. (a)	7,516	14,205
Collegium Pharmaceutical, Inc. (a)	2,495	62,101
Corcept Therapeutics, Inc. (a)	6,778	140,779
CorMedix, Inc. (a)	2,543	14,775
CymaBay Therapeutics, Inc. (a)	4,627	18,230
Durect Corp. (a)	15,120	21,319
Edgewise Therapeutics, Inc. (a)	904	15,829
Endo International PLC (a)	16,081	81,370
Evolus, Inc. (a)	2,309	24,983
Eyepoint Pharmaceuticals, Inc. (a)	1,419	11,664
Fulcrum Therapeutics, Inc. (a)	1,559	11,396
Harmony Biosciences Holdings, Inc. (a)	1,575	41,202
Ikena Oncology, Inc. (a)	599	5,936
Innoviva, Inc. (a)	4,277	60,648
Intra-Cellular Therapies, Inc. (a)	5,074	174,190
Kala Pharmaceuticals, Inc. (a)	3,274	11,295
Kaleido Biosciences, Inc. (a)	1,336	7,254
KemPharm, Inc. (a)	2,077	20,957
Landos Biopharma, Inc.	474	5,205
Marinus Pharmaceuticals, Inc. (a)(b)	2,544	37,397
Mind Medicine (MindMed), Inc. (a)	22,667	69,361
NGM Biopharmaceuticals, Inc. (a)	2,156	43,961
Nuvation Bio, Inc. (a)	2,546	21,997
Ocular Therapeutix, Inc. (a)	5,438	59,872
Omeros Corp. (a)(b)	4,220	61,190
Oramed Pharmaceuticals, Inc. (a)	1,917	27,202
Pacira Biosciences, Inc. (a)	3,125	184,219
Paratek Pharmaceuticals, Inc. (a)	3,215	16,718
Phathom Pharmaceuticals, Inc. (a)	1,390	44,619
Phibro Animal Health Corp. Class A	1,429	33,824
Pliant Therapeutics, Inc. (a)	1,710	34,542
Prestige Brands Holdings, Inc. (a)	3,535	185,764
Provention Bio, Inc. (a)(b)	3,786	22,981
Rain Therapeutics, Inc. (a)	487	8,109
Reata Pharmaceuticals, Inc. (a)	1,950	244,355
Relmada Therapeutics, Inc. (a)	1,009	26,234
Revance Therapeutics, Inc. (a)	4,967	144,440
Seelos Therapeutics, Inc. (a)	5,025	11,306
SIGA Technologies, Inc. (a)	3,497	22,276
Supernus Pharmaceuticals, Inc. (a)	3,455	90,970
Tarsus Pharmaceuticals, Inc. (a)	552	12,459
Terns Pharmaceuticals, Inc.	571	4,283
TherapeuticsMD, Inc. (a)(b)	24,902	24,902
Theravance Biopharma, Inc. (a)	3,643	47,286
Verrica Pharmaceuticals, Inc. (a)	861	9,213
WAVE Life Sciences (a)	2,626	14,469
Zogenix, Inc. (a)	4,009	64,986
		3,416,011

TOTAL HEALTH CARE		42,053,310

INDUSTRIALS - 14.5%
Aerospace & Defense - 0.8%
AAR Corp. (a)	2,411	86,217
Aerojet Rocketdyne Holdings, Inc.	5,278	249,016
AeroVironment, Inc. (a)	1,621	163,883
AerSale Corp. (a)	603	6,862
Astronics Corp. (a)	1,714	29,275
Byrna Technologies, Inc. (a)	693	16,632
Ducommun, Inc. (a)	798	43,052
Kaman Corp.	1,922	85,241
Kratos Defense & Security Solutions, Inc. (a)	8,794	239,197
Maxar Technologies, Inc.	5,107	185,231
Moog, Inc. Class A	2,092	162,904
National Presto Industries, Inc.	355	34,250
PAE, Inc. (a)	4,812	42,923
Park Aerospace Corp.	1,363	20,309
Parsons Corp. (a)	1,841	71,099
Triumph Group, Inc. (a)	3,640	69,342
Vectrus, Inc. (a)	789	35,734
		1,541,167
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	4,123	99,777
Atlas Air Worldwide Holdings, Inc. (a)	2,033	136,150
Echo Global Logistics, Inc. (a)	1,874	57,963
Forward Air Corp.	1,961	173,431
Hub Group, Inc. Class A (a)	2,372	157,216
Radiant Logistics, Inc. (a)	2,601	16,178
		640,715
Airlines - 0.3%
Allegiant Travel Co. (a)	1,070	203,428
Frontier Group Holdings, Inc. (a)	2,447	36,069
Hawaiian Holdings, Inc. (a)	3,609	71,206
Mesa Air Group, Inc. (a)	2,527	22,541
SkyWest, Inc. (a)	3,505	141,917
Spirit Airlines, Inc. (a)	6,968	187,997
Sun Country Airlines Holdings, Inc. (a)	1,210	39,313
		702,471
Building Products - 1.1%
AAON, Inc.	2,957	183,778
American Woodmark Corp. (a)	1,197	88,877
Apogee Enterprises, Inc.	1,770	70,216
Caesarstone Sdot-Yam Ltd.	1,625	21,564
Cornerstone Building Brands, Inc. (a)	3,900	65,598
CSW Industrials, Inc.	955	112,967
Gibraltar Industries, Inc. (a)	2,346	175,199
Griffon Corp.	3,303	76,365
Insteel Industries, Inc.	1,317	51,139
Jeld-Wen Holding, Inc. (a)	5,918	156,709
Masonite International Corp. (a)	1,729	195,654
PGT Innovations, Inc. (a)	4,277	96,575
Quanex Building Products Corp.	2,347	58,299
Resideo Technologies, Inc. (a)	10,273	303,054
Simpson Manufacturing Co. Ltd.	3,088	347,338
UFP Industries, Inc.	4,276	317,536
View, Inc. Class A (a)(b)	5,879	35,803
		2,356,671
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	4,791	222,734
ACCO Brands Corp.	6,539	58,459
Brady Corp. Class A	3,374	184,490
BrightView Holdings, Inc. (a)	2,962	47,481
Casella Waste Systems, Inc. Class A (a)	3,506	241,143
CECO Environmental Corp. (a)	2,128	14,981
Cimpress PLC (a)	1,253	128,119
CompX International, Inc. Class A	124	2,306
CoreCivic, Inc. (a)	8,309	85,417
Covanta Holding Corp.	8,453	169,905
Deluxe Corp.	2,953	129,637
Ennis, Inc.	1,646	32,541
Harsco Corp. (a)	5,542	111,505
Healthcare Services Group, Inc.	5,249	136,999
Heritage-Crystal Clean, Inc. (a)	1,126	31,731
Herman Miller, Inc.	5,288	228,177
HNI Corp.	3,130	116,749
Interface, Inc.	4,120	59,410
KAR Auction Services, Inc. (a)	8,736	143,969
Kimball International, Inc. Class B	2,465	30,517
Matthews International Corp. Class A	2,144	74,182
Montrose Environmental Group, Inc. (a)	1,612	86,548
NL Industries, Inc.	551	3,323
Pitney Bowes, Inc.	12,370	98,960
R.R. Donnelley & Sons Co. (a)	5,064	30,992
SP Plus Corp. (a)	1,663	54,530
Steelcase, Inc. Class A	6,375	87,656
Team, Inc.(a)	1,720	10,612
Tetra Tech, Inc.	3,819	509,913
The Brink's Co.	3,453	265,743
U.S. Ecology, Inc. (a)	2,210	77,350
UniFirst Corp.	1,074	233,885
Viad Corp. (a)	1,422	65,199
VSE Corp.	720	36,036
		3,811,199
Construction & Engineering - 1.4%
Ameresco, Inc. Class A (a)	2,187	149,875
API Group Corp. (a)(d)	12,813	293,674
Arcosa, Inc.	3,496	191,441
Argan, Inc.	988	44,411
Comfort Systems U.S.A., Inc.	2,564	191,659
Concrete Pumping Holdings, Inc. (a)	1,738	15,121
Construction Partners, Inc. Class A (a)	1,995	66,992
Dycom Industries, Inc. (a)	2,100	145,740
EMCOR Group, Inc.	3,828	466,289
Fluor Corp. (a)	10,103	168,316
Granite Construction, Inc.	3,202	123,021
Great Lakes Dredge & Dock Corp. (a)	4,546	70,008
HC2 Holdings, Inc. (a)	3,374	12,416
IES Holdings, Inc. (a)	601	32,700
Infrastructure and Energy Alternatives, Inc. (a)	1,560	18,829
Matrix Service Co. (a)	1,705	18,602
MYR Group, Inc. (a)	1,172	112,078
Northwest Pipe Co. (a)	730	20,739
NV5 Global, Inc. (a)	901	85,595
Primoris Services Corp.	3,805	113,770
Sterling Construction Co., Inc. (a)	1,981	43,503
Tutor Perini Corp. (a)	2,896	40,747
Willscot Mobile Mini Holdings (a)	13,315	382,274
		2,807,800
Electrical Equipment - 1.0%
Advent Technologies Holdings, Inc. Class A (a)	1,081	8,421
Allied Motion Technologies, Inc.	813	26,756
American Superconductor Corp. (a)	1,885	26,484
Array Technologies, Inc.	9,038	122,375
Atkore, Inc. (a)	3,337	250,642
AZZ, Inc.	1,757	93,103
Babcock & Wilcox Enterprises, Inc. (a)	3,979	28,490
Beam Global (a)	657	20,084
Bloom Energy Corp. Class A (a)	9,931	216,496
Encore Wire Corp.	1,438	112,782
EnerSys	3,044	300,321
Eos Energy Enterprises, Inc. (a)(b)	1,276	19,804
FTC Solar, Inc. (a)	1,254	12,716
FuelCell Energy, Inc. (a)	22,889	144,887
GrafTech International Ltd.	12,083	137,384
Powell Industries, Inc.	608	17,687
Preformed Line Products Co.	200	13,704
Romeo Power, Inc. (a)(b)	3,044	21,460
Stem, Inc. (a)	4,517	122,456
Thermon Group Holdings, Inc. (a)	2,303	38,368
TPI Composites, Inc. (a)	2,525	98,829
Vicor Corp. (a)	1,533	177,230
		2,010,479
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	2,547	148,363
Machinery - 3.9%
AgEagle Aerial Systems, Inc. (a)	4,904	19,518
Alamo Group, Inc.	696	102,152
Albany International Corp. Class A	2,187	188,847
Altra Industrial Motion Corp.	4,617	289,394
Astec Industries, Inc.	1,590	97,483
Barnes Group, Inc.	3,351	169,795
Blue Bird Corp. (a)	1,128	28,200
Chart Industries, Inc. (a)	2,593	403,082
CIRCOR International, Inc. (a)	1,299	40,061
Columbus McKinnon Corp. (NY Shares)	1,990	92,336
Commercial Vehicle Group, Inc. (a)	2,143	19,587
Desktop Metal, Inc. (a)(b)	5,937	53,433
Douglas Dynamics, Inc.	1,566	62,483
Energy Recovery, Inc. (a)	2,958	62,562
Enerpac Tool Group Corp. Class A	4,219	108,302
EnPro Industries, Inc.	1,440	134,093
ESCO Technologies, Inc.	1,803	170,149
Evoqua Water Technologies Corp. (a)	8,204	270,814
ExOne Co. (a)	1,260	20,916
Federal Signal Corp.	4,281	169,570
Franklin Electric Co., Inc.	3,280	268,173
Gorman-Rupp Co.	1,548	55,248
Helios Technologies, Inc.	2,302	186,117
Hillenbrand, Inc.	5,330	241,449
Hydrofarm Holdings Group, Inc.	792	39,077
Hyliion Holdings Corp. Class A (a)(b)	8,201	79,550
Hyster-Yale Materials Handling Class A	712	51,008
John Bean Technologies Corp.	2,229	326,727
Kadant, Inc.	810	145,905
Kennametal, Inc.	5,928	214,890
Lindsay Corp.	776	124,695
Luxfer Holdings PLC sponsored	1,927	40,178
Lydall, Inc. (a)	1,245	76,194
Manitowoc Co., Inc. (a)	2,421	56,046
Mayville Engineering Co., Inc. (a)	626	10,999
Meritor, Inc. (a)	5,012	121,942
Miller Industries, Inc.	723	27,120
Mueller Industries, Inc.	4,012	174,121
Mueller Water Products, Inc. Class A	11,104	164,561
Nikola Corp. (a)	14,219	168,780
NN, Inc. (a)	3,046	20,835
Omega Flex, Inc.	221	34,657
Park-Ohio Holdings Corp.	589	17,134
Proto Labs, Inc. (a)	1,980	154,816
RBC Bearings, Inc. (a)	1,747	410,545
REV Group, Inc.	1,998	30,190
Rexnord Corp.	8,457	476,383
SPX Corp. (a)	3,121	208,046
SPX Flow, Inc.	3,004	246,779
Standex International Corp.	827	76,084
Tennant Co.	1,285	101,669
Terex Corp.	4,857	232,747
The Greenbrier Companies, Inc.	2,296	98,269
The Shyft Group, Inc.	2,459	96,983
Titan International, Inc. (a)	3,627	31,265
TriMas Corp. (a)	2,997	98,062
Trinity Industries, Inc.	6,087	165,019
Wabash National Corp.	3,495	51,167
Watts Water Technologies, Inc. Class A	1,934	291,570
Welbilt, Inc. (a)	9,228	216,766
		8,134,543
Marine - 0.2%
Costamare, Inc.	3,684	39,935
Eagle Bulk Shipping, Inc. (a)	597	24,895
Genco Shipping & Trading Ltd.	2,229	39,119
Matson, Inc.	3,044	204,313
Safe Bulkers, Inc. (a)	4,032	13,467
		321,729
Professional Services - 1.6%
Acacia Research Corp. (a)	3,428	19,334
ASGN, Inc. (a)	3,686	372,765
Atlas Technical Consultants, Inc. (a)	981	8,819
Barrett Business Services, Inc.	513	37,557
CBIZ, Inc.(a)	3,504	113,319
CRA International, Inc.	496	42,522
Exponent, Inc.	3,683	394,412
Forrester Research, Inc. (a)	813	38,089
Franklin Covey Co. (a)	920	33,663
GP Strategies Corp. (a)	864	17,582
Heidrick & Struggles International, Inc.	1,388	59,281
Hirequest, Inc.	315	5,765
Huron Consulting Group, Inc. (a)	1,581	77,675
ICF International, Inc.	1,313	120,231
Insperity, Inc.	2,572	254,757
KBR, Inc.	9,979	386,187
Kelly Services, Inc. Class A (non-vtg.) (a)	2,454	53,792
Kforce, Inc.	1,444	90,149
Korn Ferry	3,786	260,250
ManTech International Corp. Class A	1,936	169,323
MISTRAS Group, Inc. (a)	1,410	14,805
Rekor Systems, Inc. (a)	2,285	18,006
Resources Connection, Inc.	2,282	35,348
TriNet Group, Inc. (a)	2,875	238,568
TrueBlue, Inc. (a)	2,460	66,887
Upwork, Inc. (a)	8,275	428,562
Willdan Group, Inc. (a)	761	31,391
		3,389,039
Road & Rail - 0.6%
ArcBest Corp.	1,784	105,452
Avis Budget Group, Inc. (a)	3,622	299,793
Covenant Transport Group, Inc. Class A (a)	902	18,951
Daseke, Inc. (a)	2,964	20,481
Heartland Express, Inc.	3,207	54,615
HyreCar, Inc. (a)	1,290	22,549
Marten Transport Ltd.	4,162	65,843
P.A.M. Transportation Services, Inc. (a)	146	9,125
Saia, Inc. (a)	1,883	425,558
U.S. Xpress Enterprises, Inc. (a)	1,801	15,723
Universal Logistics Holdings, Inc.	581	13,392
Werner Enterprises, Inc.	4,402	201,215
Yellow Corp. (a)	3,627	18,860
		1,271,557
Trading Companies & Distributors - 1.3%
Alta Equipment Group, Inc. (a)	1,327	16,707
Applied Industrial Technologies, Inc.	2,751	246,765
Beacon Roofing Supply, Inc. (a)	3,981	212,904
BlueLinx Corp. (a)(b)	651	27,967
Boise Cascade Co.	2,798	143,118
CAI International, Inc.	1,145	63,902
Custom Truck One Source, Inc. Class A (a)	947	7,377
DXP Enterprises, Inc. (a)	1,247	40,715
EVI Industries, Inc. (a)	429	11,557
GATX Corp.	2,462	227,120
Global Industrial Co.	898	35,489
GMS, Inc. (a)	3,076	151,124
H&E Equipment Services, Inc.	2,240	76,227
Herc Holdings, Inc. (a)	1,777	220,419
Karat Packaging, Inc. (a)	301	6,697
Lawson Products, Inc. (a)	341	17,899
McGrath RentCorp.	1,722	135,039
MRC Global, Inc. (a)	5,653	51,838
NOW, Inc. (a)	7,774	76,729
Rush Enterprises, Inc.:
Class A	3,162	148,582
Class B	262	11,497
Textainer Group Holdings Ltd. (a)	3,380	109,106
Titan Machinery, Inc. (a)	1,437	40,998
Transcat, Inc. (a)	483	30,840
Triton International Ltd.	4,714	248,852
Veritiv Corp. (a)	1,097	67,224
WESCO International, Inc. (a)	3,162	336,595
Willis Lease Finance Corp. (a)	162	6,739
		2,770,026
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (a)	5,203	205,519

TOTAL INDUSTRIALS		30,111,278

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.7%
ADTRAN, Inc.	3,370	75,522
Aviat Networks, Inc. (a)	715	26,655
CalAmp Corp. (a)	2,462	29,864
Calix, Inc. (a)	3,908	182,816
Cambium Networks Corp. (a)	645	28,412
Casa Systems, Inc. (a)	2,171	16,304
Clearfield, Inc. (a)	810	35,251
Comtech Telecommunications Corp.	1,839	45,920
Digi International, Inc. (a)	2,347	48,536
DZS, Inc. (a)	1,229	24,273
EchoStar Holding Corp. Class A (a)	2,842	63,377
EMCORE Corp. (a)	2,681	23,432
Extreme Networks, Inc. (a)	8,670	95,457
Harmonic, Inc. (a)	6,228	55,118
Infinera Corp. (a)	12,482	123,697
Inseego Corp. (a)(b)	5,718	49,689
KVH Industries, Inc. (a)	1,000	11,320
NETGEAR, Inc. (a)	2,088	71,514
NetScout Systems, Inc. (a)	4,870	140,061
Plantronics, Inc. (a)	2,378	74,170
Ribbon Communications, Inc. (a)	5,097	35,220
Viavi Solutions, Inc. (a)	16,160	269,710
		1,526,318
Electronic Equipment & Components - 2.3%
908 Devices, Inc.	515	16,094
Advanced Energy Industries, Inc.	2,752	285,520
Aeva Technologies, Inc. (a)	1,858	16,276
Akoustis Technologies, Inc. (a)(b)	3,123	30,231
Arlo Technologies, Inc. (a)	5,595	34,185
Badger Meter, Inc.	2,071	209,233
Belden, Inc.	3,102	151,998
Benchmark Electronics, Inc.	2,513	66,343
CTS Corp.	2,199	76,943
Daktronics, Inc. (a)	2,467	15,073
ePlus, Inc. (a)	929	85,895
Fabrinet (a)	2,627	248,304
FARO Technologies, Inc. (a)	1,278	93,153
Identiv, Inc. (a)	1,519	24,729
II-VI, Inc. (a)	7,426	518,409
Insight Enterprises, Inc. (a)	2,491	250,047
Iteris, Inc. (a)	2,871	17,886
Itron, Inc. (a)	3,212	316,767
Kimball Electronics, Inc. (a)	1,702	34,704
Knowles Corp. (a)	6,322	126,693
Luna Innovations, Inc. (a)	2,251	27,755
Methode Electronics, Inc. Class A	2,681	128,232
MicroVision, Inc. (a)	11,241	154,789
Napco Security Technolgies, Inc. (a)	1,011	35,739
nLIGHT, Inc. (a)	3,003	104,174
Novanta, Inc. (a)	2,503	351,446
OSI Systems, Inc. (a)	1,173	117,359
Ouster, Inc. (a)	2,109	19,382
Par Technology Corp. (a)(b)	1,668	101,831
PC Connection, Inc.	754	35,860
Plexus Corp. (a)	2,004	181,001
Rogers Corp. (a)	1,331	253,689
Sanmina Corp. (a)	4,533	174,158
ScanSource, Inc. (a)	1,742	48,062
TTM Technologies, Inc. (a)	7,314	102,323
Velodyne Lidar, Inc. (a)(b)	4,928	39,473
Vishay Intertechnology, Inc.	9,481	209,815
Vishay Precision Group, Inc. (a)	848	30,808
		4,734,379
IT Services - 1.6%
BigCommerce Holdings, Inc. (a)	3,341	216,363
BM Technologies, Inc.	234	2,347
Brightcove, Inc. (a)	2,877	32,999
Cantaloupe, Inc. (a)	4,037	41,743
Cass Information Systems, Inc.	956	42,150
Conduent, Inc. (a)	11,799	79,171
CSG Systems International, Inc.	2,270	102,967
Digitalocean Holdings, Inc. (a)	902	46,453
EVERTEC, Inc.	4,286	187,298
EVO Payments, Inc. Class A (a)	3,360	98,112
ExlService Holdings, Inc. (a)	2,319	262,557
GreenBox POS (a)	1,170	10,331
GreenSky, Inc. Class A (a)	4,862	31,943
Grid Dynamics Holdings, Inc. (a)	2,163	45,531
Hackett Group, Inc.	1,708	30,607
i3 Verticals, Inc. Class A (a)	1,571	50,146
IBEX Ltd. (a)	432	8,912
International Money Express, Inc. (a)	2,339	37,868
Limelight Networks, Inc. (a)	8,314	23,362
Liveramp Holdings, Inc. (a)	4,638	185,566
Marathon Digital Holdings, Inc. (a)	6,790	187,608
Maximus, Inc.	4,321	384,569
MoneyGram International, Inc. (a)	5,569	57,583
Paya Holdings, Inc. (a)	6,051	69,526
Perficient, Inc. (a)	2,329	219,601
Priority Technology Holdings, Inc. (a)	842	5,153
Rackspace Technology, Inc. (a)	3,786	67,202
Repay Holdings Corp. (a)	5,489	136,731
StarTek, Inc. (a)	1,088	7,638
Sykes Enterprises, Inc. (a)	2,735	146,760
Ttec Holdings, Inc.	1,317	137,627
Tucows, Inc. (a)	643	50,000
Unisys Corp. (a)	4,610	103,034
Verra Mobility Corp. (a)	9,670	148,048
		3,257,506
Semiconductors & Semiconductor Equipment - 2.8%
Alpha & Omega Semiconductor Ltd. (a)	1,560	40,544
Ambarella, Inc. (a)	2,473	243,566
Amkor Technology, Inc.	7,264	178,985
Atomera, Inc. (a)(b)	1,472	25,981
Axcelis Technologies, Inc. (a)	2,406	92,751
AXT, Inc. (a)	2,774	28,295
CEVA, Inc. (a)	1,630	80,913
CMC Materials, Inc.	2,075	300,128
Cohu, Inc. (a)	3,440	121,810
Diodes, Inc. (a)	3,100	254,200
DSP Group, Inc. (a)	1,522	24,428
FormFactor, Inc. (a)	5,572	207,613
Ichor Holdings Ltd. (a)	1,970	101,593
Impinj, Inc. (a)	1,316	60,536
Kopin Corp. (a)(b)	5,457	36,780
Kulicke & Soffa Industries, Inc.	4,351	236,520
Lattice Semiconductor Corp. (a)	9,636	546,843
MACOM Technology Solutions Holdings, Inc. (a)	3,452	213,057
MaxLinear, Inc. Class A (a)	4,995	240,909
NeoPhotonics Corp. (a)	3,562	34,551
NVE Corp.	317	23,797
Onto Innovation, Inc. (a)	3,483	244,089
PDF Solutions, Inc. (a)	2,066	38,655
Photronics, Inc. (a)	4,315	57,692
Power Integrations, Inc.	4,282	415,311
Rambus, Inc. (a)	7,887	186,606
Semtech Corp. (a)	4,593	284,353
Silicon Laboratories, Inc. (a)	3,129	466,190
SiTime Corp. (a)	910	123,432
SkyWater Technology, Inc. (a)	520	8,975
SMART Global Holdings, Inc. (a)	1,017	47,636
SunPower Corp. (a)(b)	5,693	141,016
Synaptics, Inc. (a)	2,495	379,040
Ultra Clean Holdings, Inc. (a)	3,084	166,567
Veeco Instruments, Inc. (a)	3,505	81,316
		5,734,678
Software - 6.1%
8x8, Inc. (a)	7,554	193,080
A10 Networks, Inc. (a)	4,423	56,482
ACI Worldwide, Inc. (a)	8,366	286,954
Agilysys, Inc. (a)	1,350	75,006
Alarm.com Holdings, Inc. (a)	3,378	281,117
Alkami Technology, Inc. (a)	523	16,365
Altair Engineering, Inc. Class A (a)	3,238	225,883
American Software, Inc. Class A	2,157	47,454
AppFolio, Inc. (a)	1,338	189,461
Appian Corp. Class A (a)(b)	2,793	325,189
Asana, Inc. (a)	5,247	372,852
Avaya Holdings Corp. (a)	5,778	139,943
Benefitfocus, Inc. (a)	1,645	21,648
Blackbaud, Inc. (a)	3,426	244,377
BlackLine, Inc. (a)	3,802	434,911
Bottomline Technologies, Inc. (a)	3,172	128,022
Box, Inc. Class A (a)	10,433	249,557
BTRS Holdings, Inc. (a)	3,327	38,959
Cerence, Inc. (a)(b)	2,690	289,202
ChannelAdvisor Corp. (a)	2,166	50,446
Cleanspark, Inc. (a)	2,324	31,374
Cloudera, Inc. (a)	16,423	260,633
CommVault Systems, Inc. (a)	3,008	227,375
Cornerstone OnDemand, Inc. (a)	4,481	214,819
Digimarc Corp. (a)(b)	879	25,227
Digital Turbine, Inc. (a)	6,003	377,889
Domo, Inc. Class B (a)	1,971	174,098
E2open Parent Holdings, Inc. (a)	2,915	29,296
Ebix, Inc.	1,893	57,206
eGain Communications Corp. (a)	1,476	17,225
Envestnet, Inc. (a)	3,864	290,689
GTY Technology Holdings, Inc. (a)	2,151	14,885
Ideanomics, Inc. (a)(b)	28,738	68,109
Intelligent Systems Corp. (a)	508	17,165
InterDigital, Inc.	2,140	141,005
j2 Global, Inc. (a)	3,062	432,569
JFrog Ltd.	3,703	162,265
LivePerson, Inc. (a)	4,556	290,172
MicroStrategy, Inc. Class A (a)(b)	556	348,062
Mimecast Ltd. (a)	4,253	236,254
Mitek Systems, Inc. (a)	2,994	66,197
Model N, Inc. (a)	2,438	78,918
Momentive Global, Inc. (a)	9,160	192,360
ON24, Inc. (a)	648	23,665
Onespan, Inc. (a)	2,488	61,379
Pagerduty, Inc. (a)	5,756	233,636
Ping Identity Holding Corp. (a)	3,078	67,931
Progress Software Corp.	3,111	141,830
PROS Holdings, Inc. (a)	2,804	121,750
Q2 Holdings, Inc. (a)	3,872	400,016
QAD, Inc. Class A	841	72,957
Qualys, Inc. (a)	2,421	245,877
Rapid7, Inc. (a)	3,883	441,691
Rimini Street, Inc. (a)	3,219	27,973
Riot Blockchain, Inc. (a)(b)	6,003	197,799
SailPoint Technologies Holding, Inc. (a)	6,435	321,686
Sapiens International Corp. NV	2,244	56,571
SecureWorks Corp. (a)	680	13,641
ShotSpotter, Inc. (a)	598	27,329
Smith Micro Software, Inc. (a)	2,996	16,957
Sprout Social, Inc. (a)	3,148	279,668
SPS Commerce, Inc. (a)	2,580	281,091
Sumo Logic, Inc.	5,730	118,325
Telos Corp.	1,244	34,857
Tenable Holdings, Inc. (a)	6,466	276,745
Upland Software, Inc. (a)	2,011	72,396
Varonis Systems, Inc. (a)	7,521	460,285
Verint Systems, Inc. (a)	4,565	194,789
Veritone, Inc. (a)(b)	2,057	42,539
Viant Technology, Inc.	723	12,501
VirnetX Holding Corp. (a)(b)	4,123	16,904
Vonage Holdings Corp. (a)	17,176	244,930
Workiva, Inc. (a)	2,985	387,363
Xperi Holding Corp.	7,502	155,817
Yext, Inc. (a)	8,055	104,957
Zix Corp. (a)	3,824	28,336
Zuora, Inc. (a)	7,418	128,257
		12,733,148
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	8,628	237,615
Avid Technology, Inc. (a)	2,580	96,466
Corsair Gaming, Inc. (b)	1,915	55,899
Diebold Nixdorf, Inc. (a)	5,083	52,914
Eastman Kodak Co. (a)(b)	3,224	23,793
Quantum Corp. (a)	4,039	25,042
Super Micro Computer, Inc. (a)	3,062	116,478
Turtle Beach Corp. (a)	1,060	32,754
		640,961

TOTAL INFORMATION TECHNOLOGY		28,626,990

MATERIALS - 3.9%
Chemicals - 1.9%
AdvanSix, Inc. (a)	1,962	65,629
American Vanguard Corp.	2,037	33,631
Amyris, Inc. (a)	11,878	173,181
Avient Corp.	6,443	312,614
Balchem Corp.	2,273	306,605
Cabot Corp.	3,963	218,203
Chase Corp.	520	60,596
Danimer Scientific, Inc. (a)	4,850	80,898
Ferro Corp. (a)	5,696	118,477
FutureFuel Corp.	1,768	15,028
GCP Applied Technologies, Inc. (a)	3,587	83,398
H.B. Fuller Co.	3,677	237,608
Hawkins, Inc.	1,355	49,200
Ingevity Corp. (a)	2,853	242,334
Innospec, Inc.	1,744	154,257
Intrepid Potash, Inc. (a)	700	21,210
Koppers Holdings, Inc. (a)	1,458	44,775
Kraton Performance Polymers, Inc. (a)	2,203	84,133
Kronos Worldwide, Inc.	1,453	20,211
Livent Corp. (a)	10,473	204,328
Marrone Bio Innovations, Inc. (a)	6,651	8,314
Minerals Technologies, Inc.	2,383	191,164
Orion Engineered Carbons SA (a)	4,175	75,484
PQ Group Holdings, Inc.	3,486	54,242
PureCycle Technologies, Inc. (a)(b)	2,292	33,945
Quaker Chemical Corp.	958	241,167
Rayonier Advanced Materials, Inc. (a)	4,491	31,302
Sensient Technologies Corp.	2,988	260,494
Stepan Co.	1,506	177,633
Tredegar Corp.	1,759	22,990
Trinseo SA	2,724	148,077
Tronox Holdings PLC	8,194	151,015
Valhi, Inc.	150	3,696
Zymergen, Inc. (a)	1,295	45,053
		3,970,892
Construction Materials - 0.2%
Forterra, Inc. (a)	2,065	48,713
Summit Materials, Inc. (a)	8,342	280,291
U.S. Concrete, Inc. (a)	1,139	82,931
United States Lime & Minerals, Inc.	147	20,433
		432,368
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	1,711	103,721
Class B	536	32,632
Myers Industries, Inc.	2,534	53,670
O-I Glass, Inc. (a)	11,183	165,397
Pactiv Evergreen, Inc.	2,977	43,077
Ranpak Holdings Corp. (A Shares) (a)	2,512	64,357
UFP Technologies, Inc. (a)	493	29,472
		492,326
Metals & Mining - 1.3%
Allegheny Technologies, Inc. (a)	9,049	185,776
Arconic Corp. (a)	7,820	281,051
Carpenter Technology Corp.	3,441	131,274
Century Aluminum Co. (a)	3,710	54,018
Coeur d'Alene Mines Corp. (a)	17,051	128,565
Commercial Metals Co.	8,501	278,833
Compass Minerals International, Inc.	2,410	165,230
Constellium NV (a)	8,714	164,433
Gatos Silver, Inc.	2,416	32,954
Haynes International, Inc.	844	31,844
Hecla Mining Co.	37,739	252,474
Kaiser Aluminum Corp.	1,112	135,308
Materion Corp.	1,433	102,259
MP Materials Corp. (a)(b)	5,175	194,684
Novagold Resources, Inc. (a)	16,868	131,908
Olympic Steel, Inc.	690	20,783
Perpetua Resources Corp. (a)	1,724	9,810
PolyMet Mining Corp. (a)	1,801	5,529
Ryerson Holding Corp.	1,136	17,869
Schnitzer Steel Industries, Inc. Class A	1,832	96,033
SunCoke Energy, Inc.	5,933	45,862
TimkenSteel Corp. (a)	3,279	43,709
Warrior Metropolitan Coal, Inc.	3,597	67,156
Worthington Industries, Inc.	2,427	155,255
		2,732,617
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	1,134	33,442
Domtar Corp. (a)	3,546	194,711
Glatfelter Corp.	3,048	46,421
Neenah, Inc.	1,200	60,324
Schweitzer-Mauduit International, Inc.	2,255	88,689
Verso Corp.	2,096	39,866
		463,453

TOTAL MATERIALS		8,091,656

REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust (SBI)	6,155	131,717
Agree Realty Corp.	4,877	366,507
Alexander & Baldwin, Inc.	5,253	105,165
Alexanders, Inc.	158	44,057
American Assets Trust, Inc.	3,630	134,056
American Finance Trust, Inc.	8,091	68,531
Apartment Investment & Management Co. Class A	10,565	73,532
Apple Hospitality (REIT), Inc.	15,113	225,939
Armada Hoffler Properties, Inc.	4,409	57,317
Ashford Hospitality Trust, Inc. (a)	730	11,826
Braemar Hotels & Resorts, Inc. (a)	2,935	14,969
Brandywine Realty Trust (SBI)	12,490	174,360
Broadstone Net Lease, Inc.	10,138	263,791
BRT Apartments Corp.	832	14,618
CareTrust (REIT), Inc.	7,033	169,636
CatchMark Timber Trust, Inc.	3,736	43,674
Centerspace	964	86,760
Chatham Lodging Trust (a)	3,658	44,920
CIM Commercial Trust Corp.	809	6,634
City Office REIT, Inc.	3,243	41,737
Clipper Realty, Inc.	1,018	8,470
Columbia Property Trust, Inc.	8,118	135,327
Community Healthcare Trust, Inc.	1,790	89,196
CorePoint Lodging, Inc. (a)	2,763	37,135
Corporate Office Properties Trust (SBI)	8,188	241,055
CTO Realty Growth, Inc.	421	23,656
DiamondRock Hospitality Co. (a)	14,814	127,549
Digitalbridge Group, Inc. (a)(b)	34,117	237,454
Diversified Healthcare Trust (SBI)	16,892	65,879
Easterly Government Properties, Inc.	6,328	143,646
EastGroup Properties, Inc.	2,851	502,403
Empire State Realty Trust, Inc.	10,262	117,295
Equity Commonwealth	8,275	217,550
Essential Properties Realty Trust, Inc.	8,587	255,893
Farmland Partners, Inc.	1,977	24,910
Four Corners Property Trust, Inc.	5,604	160,891
Franklin Street Properties Corp.	8,108	42,324
Getty Realty Corp.	3,077	97,202
Gladstone Commercial Corp.	2,696	62,493
Gladstone Land Corp.	1,830	42,676
Global Medical REIT, Inc.	4,365	67,919
Global Net Lease, Inc.	7,043	130,084
Healthcare Realty Trust, Inc.	10,191	324,889
Hersha Hospitality Trust (a)	2,421	22,782
Independence Realty Trust, Inc.	7,512	144,831
Indus Realty Trust, Inc.	330	22,292
Industrial Logistics Properties Trust	4,888	132,465
iStar Financial, Inc. (b)	5,025	121,756
Kite Realty Group Trust	6,144	123,863
Lexington Corporate Properties Trust	19,881	261,435
LTC Properties, Inc.	2,847	107,759
Mack-Cali Realty Corp.	6,202	111,636
Monmouth Real Estate Investment Corp. Class A	6,973	132,766
National Health Investors, Inc.	3,194	217,927
National Storage Affiliates Trust	5,634	305,194
NETSTREIT Corp.	3,039	78,862
New Senior Investment Group, Inc.	5,805	53,522
NexPoint Residential Trust, Inc.	1,610	94,910
Office Properties Income Trust	3,667	106,270
One Liberty Properties, Inc.	1,299	39,736
Outfront Media, Inc. (a)	10,434	249,268
Paramount Group, Inc.	13,226	129,086
Pebblebrook Hotel Trust	9,316	209,517
Physicians Realty Trust	15,661	296,776
Piedmont Office Realty Trust, Inc. Class A	9,158	174,185
Plymouth Industrial REIT, Inc.	2,319	53,523
Postal Realty Trust, Inc.	1,044	20,066
Potlatch Corp.	4,773	247,910
Preferred Apartment Communities, Inc. Class A	3,559	37,512
PS Business Parks, Inc.	1,477	226,971
QTS Realty Trust, Inc. Class A	4,888	379,846
Retail Opportunity Investments Corp.	8,440	149,135
Retail Properties America, Inc.	15,428	194,547
Retail Value, Inc.	1,326	32,407
RLJ Lodging Trust	11,643	167,077
RPT Realty	5,850	74,529
Ryman Hospitality Properties, Inc. (a)	3,829	293,684
Sabra Health Care REIT, Inc.	15,614	290,264
Safehold, Inc.	1,307	118,048
Saul Centers, Inc.	899	40,994
Seritage Growth Properties (a)	2,572	40,818
Service Properties Trust	11,623	129,364
SITE Centers Corp.	12,585	199,598
Stag Industrial, Inc.	11,569	478,031
Summit Hotel Properties, Inc. (a)	7,420	66,854
Sunstone Hotel Investors, Inc. (a)	15,452	178,316
Tanger Factory Outlet Centers, Inc.	7,087	121,684
Terreno Realty Corp.	5,031	343,919
The GEO Group, Inc. (b)	8,485	58,716
The Macerich Co.	14,028	228,656
UMH Properties, Inc.	3,035	70,655
Uniti Group, Inc.	14,107	165,193
Universal Health Realty Income Trust (SBI)	1,004	59,989
Urban Edge Properties	8,386	159,334
Urstadt Biddle Properties, Inc. Class A	2,207	42,087
Washington REIT (SBI)	6,005	145,861
Whitestone REIT Class B	3,127	27,674
Xenia Hotels & Resorts, Inc. (a)	8,227	145,453
		13,361,195
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	8,397	156,772
eXp World Holdings, Inc.	4,452	159,916
Fathom Holdings, Inc. (a)	353	8,931
Forestar Group, Inc. (a)	1,290	26,406
FRP Holdings, Inc. (a)	469	28,201
Kennedy-Wilson Holdings, Inc.	8,375	169,091
Marcus & Millichap, Inc. (a)	1,707	67,922
Newmark Group, Inc.	10,638	137,017
Rafael Holdings, Inc. (a)	678	34,314
RE/MAX Holdings, Inc.	1,311	44,967
Realogy Holdings Corp. (a)	8,098	143,497
Redfin Corp. (a)	7,239	423,988
Tejon Ranch Co. (a)	1,448	26,397
The RMR Group, Inc.	1,089	42,732
The St. Joe Co.	2,354	106,566
		1,576,717

TOTAL REAL ESTATE		14,937,912

UTILITIES - 2.5%
Electric Utilities - 0.6%
Allete, Inc.	3,720	261,590
MGE Energy, Inc.	2,589	202,253
Otter Tail Corp.	2,942	149,424
PNM Resources, Inc.	5,997	289,835
Portland General Electric Co.	6,330	309,537
Spark Energy, Inc. Class A,	769	8,559
		1,221,198
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares (b)	2,582	167,210
Chesapeake Utilities Corp.	1,237	154,118
New Jersey Resources Corp.	6,848	263,785
Northwest Natural Holding Co.	2,142	112,005
ONE Gas, Inc.	3,736	275,642
South Jersey Industries, Inc.	7,360	185,251
Southwest Gas Corp.	4,110	287,412
Spire, Inc.	3,598	255,278
		1,700,701
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	2,578	69,477
Class C	5,733	164,422
Ormat Technologies, Inc.	3,239	225,888
Sunnova Energy International, Inc. (a)	6,175	235,268
		695,055
Multi-Utilities - 0.4%
Avista Corp.	4,904	210,038
Black Hills Corp.	4,460	301,719
NorthWestern Energy Corp.	3,602	223,288
Unitil Corp.	1,044	55,248
		790,293
Water Utilities - 0.4%
American States Water Co.	2,611	230,604
Artesian Resources Corp. Class A	598	23,370
Cadiz, Inc. (a)	1,405	19,038
California Water Service Group	3,623	227,090
Global Water Resources, Inc.	884	15,576
Middlesex Water Co.	1,217	123,818
Pure Cycle Corp. (a)	1,476	22,819
SJW Corp.	1,978	136,344
York Water Co.	939	45,316
		843,975

TOTAL UTILITIES		5,251,222

TOTAL COMMON STOCKS
(Cost $161,585,384)		206,044,730

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.06% (e)	1,263,880	1,264,132
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	6,998,469	6,999,169
TOTAL MONEY MARKET FUNDS
(Cost $8,263,301)		8,263,301
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $169,848,685)		214,308,031
NET OTHER ASSETS (LIABILITIES) - (3.1)%(g)		(6,482,027)
NET ASSETS - 100%		$207,826,004

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	16	Sept. 2021	$1,777,280	$19,884	$19,884

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $293,674 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $78,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181
Fidelity Securities Lending Cash Central Fund	16,766
Total	$16,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,056,377	$23,984,579	$23,776,824	$--	$--	$1,264,132	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,377,433	21,856,444	19,234,708	--	--	6,999,169	0.0%
Total	$5,433,810	$45,841,023	$43,011,532	$--	$--	$8,263,301

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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